N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Metropolitan Life Separate Account E
Entity Central Index Key	0000744043
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
MetLife Financial Freedom Select e and e Bonus Class
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
If you withdraw money from the Contract less than 13 Contract years after you purchased the Contract, you will be assessed a Withdrawal
Charge of up to 10% of the amount withdrawn.
For example, if you purchase a B Class for $100,000 and surrender your Contract during the first year, You will pay a Withdrawal Charge of up to $10,000.
Charges – Withdrawal Charges
Transaction Charges
In addition to Withdrawal Charges, you also may be charged for other transactions, such as transferring cash value among Divisions or between the Divisions and the Fixed Interest Account. Although
we do not currently charge a fee for transfers of cash value among
Divisions or between the Divisions and the Fixed Interest Account,
We reserve the right to impose a transfer fee of $25. Account reduction loans will incur a $75 account reduction loan initiation fee.
Charges – Transfer Fee
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	0.52%(1)	1.47%(1)
	Investment options (Portfolio fees and expenses)	0.53%(2)	1.21%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.10%(3)	0.95%(3)
(1)
As a percentage of your Account Balance in the Separate
Account. The Base Contract Fee includes 0.02% for the Annual
Contract Fee. The Annual Contract Fee is $30 annually. The
Annual Contract Fee may be waived under certain
circumstances. For classes B, C, and L this fee is waived if your total purchase payments for the prior 12 months are at least
$2,000 on the day the fee is deducted or if your Account
Balance is at least $25,000 on the day the fee is deducted and for e and e Bonus classes if your Account Balance is at least
$50,000 on the day the fee is deducted. The fee will be
deducted on a pro-rata basis (determined based upon the
number of complete months that have elapsed since the prior
Contract Anniversary) if You take a total withdrawal of your
Account Balance. This fee will not be deducted if You are on medical leave approved by your employer or called to active
armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-
out phase we reserve the right to deduct this fee.
(2)
As a percentage of average daily net assets of the Portfolio.
(3)
For the Enhanced Death Benefit: as a percentage of your
Account Balance in the Separate Account. For the GMIB fee: as
a percentage of your guaranteed minimum income base. For
the LWG fee: as a percentage of your total guaranteed
withdrawal amount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,002	$3,162
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio
fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract classes, optional
benefits and Portfolio fees
and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money from the Contract less than 13 Contract years after you purchased the Contract, you will be assessed a Withdrawal
Charge of up to 10% of the amount withdrawn.
For example, if you purchase a B Class for $100,000 and surrender your Contract during the first year, You will pay a Withdrawal Charge of up to $10,000.
Charges – Withdrawal Charges

Surrender Charge Example Maximum [Dollars]	$ 10,000
Transaction Charges [Text Block]
Transaction Charges
In addition to Withdrawal Charges, you also may be charged for other transactions, such as transferring cash value among Divisions or between the Divisions and the Fixed Interest Account. Although
we do not currently charge a fee for transfers of cash value among
Divisions or between the Divisions and the Fixed Interest Account,
We reserve the right to impose a transfer fee of $25. Account reduction loans will incur a $75 account reduction loan initiation fee.
Charges – Transfer Fee

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	0.52%(1)	1.47%(1)
	Investment options (Portfolio fees and expenses)	0.53%(2)	1.21%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.10%(3)	0.95%(3)
(1)
As a percentage of your Account Balance in the Separate
Account. The Base Contract Fee includes 0.02% for the Annual
Contract Fee. The Annual Contract Fee is $30 annually. The
Annual Contract Fee may be waived under certain
circumstances. For classes B, C, and L this fee is waived if your total purchase payments for the prior 12 months are at least
$2,000 on the day the fee is deducted or if your Account
Balance is at least $25,000 on the day the fee is deducted and for e and e Bonus classes if your Account Balance is at least
$50,000 on the day the fee is deducted. The fee will be
deducted on a pro-rata basis (determined based upon the
number of complete months that have elapsed since the prior
Contract Anniversary) if You take a total withdrawal of your
Account Balance. This fee will not be deducted if You are on medical leave approved by your employer or called to active
armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-
out phase we reserve the right to deduct this fee.
(2)
As a percentage of average daily net assets of the Portfolio.
(3)
For the Enhanced Death Benefit: as a percentage of your
Account Balance in the Separate Account. For the GMIB fee: as
a percentage of your guaranteed minimum income base. For
the LWG fee: as a percentage of your total guaranteed
withdrawal amount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,002	$3,162
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio
fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract classes, optional
benefits and Portfolio fees
and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.52%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.47%
Base Contract (N-4) Footnotes [Text Block]	(1)
As a percentage of your Account Balance in the Account. The Base Contract Fee includes 0.02% for the Annual Contract Fee. The Annual Contract Fee is $30 annually. The Annual Contract Fee may be waived under certain circumstances. For classes B, C, and L this fee is waived if your total purchase payments for the prior 12 months are at least $2,000 on the day the fee is deducted or if your Account Balance is at least $25,000 on the day the fee is deducted and for e and e Bonus classes if your Account Balance is at least $50,000 on the day the fee is deducted. The fee will be deducted on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary) if You take a total withdrawal of your Account Balance. This fee will not be deducted if You are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-out phase we reserve the right to deduct this fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.53%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.21%
Investment Options Footnotes [Text Block]	(2) As a percentage of average daily net assets of the
Optional Benefits Minimum [Percent]	0.10%
Optional Benefits Maximum [Percent]	0.95%
Optional Benefits Footnotes [Text Block]	(3)
For the Enhanced Death Benefit: as a percentage of your Account Balance in the Separate Account. For the GMIB fee: as a percentage of your guaranteed minimum income base. For the LWG fee: as a percentage of your total guaranteed withdrawal amount.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,002	$3,162
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio
fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract classes, optional
benefits and Portfolio fees
and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Lowest Annual Cost [Dollars]	$ 1,002
Highest Annual Cost [Dollars]	$ 3,162
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•Withdrawal Charges may apply to withdrawals made less than 13
Contract years after you purchased the Contract. Withdrawal
Charges will reduce the value of your Contract if you withdraw money during that time.
•The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
•Each investment option (including the Fixed Interest Account investment option) will have its own unique risks.
•You should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Risk of Contract Termination	•Subject to certain limitations, if your Account Balance falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.	Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits are subject to the claims-paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting
https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Interest Account, We reserve the right to impose a transfer fee of $25.The Lifetime Withdrawal Guarantee imposes restrictions and limitations on your choice of Portfolios. These restrictions and requirements are intended to protect the Company and reduce the likelihood that we will have to pay guaranteed benefits under the Lifetime Withdrawal Guarantee out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the Portfolios – this means your opportunity for investment gains may be limited.We reserve the right to add, remove or substitute Portfolios.The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Optional Benefit Restrictions [Text Block]	Many optional benefits limit or restrict the Portfolios You may select under the Contract. We may change these restrictions in the future.You are required to have a certain Contract value for some optional benefits. If withdrawals reduce Your Contract below this value, your optional benefits may be reduced or terminated.Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.If your annuity was issued in connection with an employer plan, you should check with your employer regarding the availability of riders.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.•There is no additional tax benefit if You purchase the through a tax-qualified plan or individual retirement account (IRA).•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	FEES The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between investment options. State premium taxes may also be deducted. Transaction Fees
	B Class	C Class	L Class	e Class	e Bonus Class
Sales Load Imposed on Purchases	None	None	None	None	None
Withdrawal Charge (as a percentage of the amount withdrawn)(1)	10%(4)	None	9%	None	3%
Transfer Fee(2)	$25	$25	$25	$25	$25
Account Reduction Loan Initiation Fee(3)	$75	$75	$75	$75	$75
Premium Tax Charges(5)	3.50%	3.50%	3.50%	3.50%	3.50%
(1)There are times when the Withdrawal Charge does not apply to amounts that are withdrawn from the Deferred Annuity. For example, after the first Contract Year, each year You may withdraw up to 10% of your Account Balance without a Withdrawal Charge. These withdrawals are made on a non-cumulative basis.A Withdrawal Charge may apply if You take a withdrawal from your Deferred Annuity. The charge on the amount withdrawn for each class is calculated according to the following schedule:
If withdrawn during Contract Year	B Class(4)	C Class	L Class	e Class	e Bonus Class
1	10%	None	9%	None	3%
2	9%	—	8%	—	3%
3	9%	—	7%	—	3%
4	9%	—	6%	—	3%
5	8%	—	5%	—	3%
6	7%	—	4%	—	3%
7	6%	—	2%	—	3%
8	5%	—	0%	—	0%
9	4%	—	0%	—	0%
10	3%	—	0%	—	0%
11	2%	—	0%	—	0%
12	1%	—	0%	—	0%
Thereafter	0%	—	0%	—	0%
(2)Although not currently charged, we reserve the right to limit transfers as described later in this Prospectus and we reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.(3)The fee may be waived for certain groups.(4)Represents the maximum Withdrawal Charges for B Class Deferred Annuities that hypothetically could be assessed in any state in any particular Contract Year. For B Class Deferred Annuities that are actually issued (except Deferred Annuities issued in Connecticut or New York and certain other states) the Withdrawal Charges for the B Class are as follows: during Contract Year 1:9%, Year 2: 9%, Year 3: 9%, Year 4: 9%, Year 5: 8%, Year 6: 7%, Year 7: 6%, Year 8: 5%, Year 9: 4%, Year 10: 3%, Year 11: 2%, Year 12: 1%, Year 13 and Thereafter: 0%. For Deferred Annuities issued in Connecticut and certain other states or for public school employees in certain states, the Withdrawal Charges for the B Class are as follows: Year 1:10%, Year 2: 9%, Year 3: 8%, Year 4: 7%, Year 5: 6%, Year 6: 5%, Year 7: 4%, Year 8: 3%, Year 9: 2%, Year 10: 1%, Year 11 and Thereafter: 0%. Deferred Annuities issued in New York and certain other states, the Withdrawal Charges for the B Class are as follows: during Contract Year 1: 9%; Year 2: 9%; Year 3: 8%; Year 4: 7%; Year 5: 6%; Year 6: 5%; Year 7: 4%; Year 8: 3%; Year 9: 2%; Year 10: 1%; Year 11 and thereafter: 0%.(5)Premium taxes depend on the state and range from 0- 3.50% of Contract Value (or, if applicable purchase payments).The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. Annual Contract Expenses
Expense	B Class	C Class	L Class	e Class	e Bonus Class
Administrative Expenses(1)	$30	$30	$30	$30	$30
Base Contract Expenses (as a percentage of average Account Balance)(2)(3)	1.15%	1.45%	1.30%	0.50%	0.95%
Optional Annual Step-Up Death Benefit (as a percentage of average Account Balance)	0.10%	0.10%	0.10%	0.10%	0.10%
Optional Guaranteed Minimum Income Benefit(4)	0.70%	0.70%	0.70%	0.70%	0.70%
Optional Lifetime Withdrawal Guarantee Benefit (maximum charge)(5)	0.95%	0.95%	0.95%	0.95%	0.95%
Optional Lifetime Withdrawal Guarantee Benefit (current charge)(5)	0.95%	0.95%	0.95%	0.95%	0.95%
Expense	B Class	C Class	L Class	e Class	e Bonus Class
Account Reduction Loan Maintenance Fee (per loan outstanding)(6)	$50	$50	$50	$50	$50
(1)The Annual Contract Fee is $30 annually. The Annual Contract Fee may be waived under certain circumstances. For classes B, C, and L this fee is waived if your total purchase payments for the prior 12 months are at least $2,000 on the day the fee is deducted or if your Account Balance is at least $25,000 on the day the fee is deducted and for e and e Bonus classes if your Account Balance is at least $50,000 on the day the fee is deducted. The fee will be deducted on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary) if You take a total withdrawal of your Account Balance. This fee will not be deducted if You are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-out phase we reserve the right to deduct this fee.(2)You pay the Base Contract Expenses for your class of the Deferred Annuity during the pay-in phase of your Contract. Charges for optional benefits are those for a Deferred Annuity purchased after April 30, 2009. Different charges may have been in effect for prior time periods.(3)The Base Contract Expenses for the e Bonus Class will be reduced by 0.45% to 0.50% after You have held the Contract for seven years.(4)You may only have one living benefit, the Guaranteed Minimum Income Benefit or the Lifetime Withdrawal Benefit,associated with your policy at any given time. The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Your Investment Options(net of any loans). (We take amounts from the Separate Account by canceling, if available, Accumulation Units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract. Different charges for the Guaranteed Minimum Income Benefit were in effect prior to May 4, 2009.(5)The charge for the Lifetime Withdrawal Guarantee Benefit is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance. (We take amounts from the Separate Account by canceling Accumulation Units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract or after your rider terminates. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the current charge, but no more than a maximum of 0.95%. Different charges for the optional Lifetime Withdrawal Guarantee Benefit were in effect prior to May 4, 2009. If, at the time the Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Automatic Annual Step-Up. (See Lifetime Withdrawal Guarantee Benefit for more information.)(6)The fee may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolios.(1) A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A-Portfolio Companies Available Under the Contract” at the back of this Prospectus. Annual Portfolio Company Expenses
	Minimum	Maximum
expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.53%	1.21%
(1)Investments in the American Funds® Division are subject to a platform charge of 0.25%. We reserve the right to impose an additional platform charge on Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Balance in any such Divisions.Examples These Examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Contract Expenses and Annual Portfolio Expenses. The Examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Examples 1 through 5 assume the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Examples 6 through 10 assume You purchased the Contract with no optional benefits that resulted in the least expensive combination of charges.
Deferred Sales Load, Footnotes [Text Block]	There are times when the Withdrawal Charge does not apply to amounts that are withdrawn from the Deferred Annuity. For example, after the first Contract Year, each year You may withdraw up to 10% of your Account Balance without a Withdrawal Charge. These withdrawals are made on a non-cumulative basis.A Withdrawal Charge may apply if You take a withdrawal from your Deferred Annuity. The charge on the amount withdrawn for each class is calculated according to the following schedule:
Exchange Fee, Footnotes [Text Block]	Although not currently charged, we reserve the right to limit transfers as described later in this Prospectus and we reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.
Base Contract Expense, Footnotes [Text Block]	The Annual Contract Fee is $30 annually. The Annual Contract Fee may be waived under certain circumstances. For classes B, C, and L this fee is waived if your total purchase payments for the prior 12 months are at least $2,000 on the day the fee is deducted or if your Account Balance is at least $25,000 on the day the fee is deducted and for e and e Bonus classes if your Account Balance is at least $50,000 on the day the fee is deducted. The fee will be deducted on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary) if You take a total withdrawal of your Account Balance. This fee will not be deducted if You are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-out phase we reserve the right to deduct this fee.(2)You pay the Base Contract Expenses for your class of the Deferred Annuity during the pay-in phase of your Contract. Charges for optional benefits are those for a Deferred Annuity purchased after April 30, 2009. Different charges may have been in effect for prior time periods.(3)The Base Contract Expenses for the e Bonus Class will be reduced by 0.45% to 0.50% after You have held the Contract for seven years.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.53%	1.21%

Portfolio Company Expenses [Text Block]	expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.53%
Portfolio Company Expenses Maximum [Percent]	1.21%
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS Investing in the Contracts involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus. Risk of Loss. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal. Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. Withdrawal Charges may apply for up to 13 Contract years after you purchased the Contract. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon. Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolio You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus. Contract Termination Subject to certain limitations, if your Account Balance falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract. Investment Restrictions – Opportunity Risks. The Lifetime Withdrawal Guarantee imposes restrictions and limitations on your choice of Portfolios. These restrictions and requirements are intended to protect the Company and reduce the likelihood that we will have to pay guaranteed benefits under the Lifetime Withdrawal Guarantee out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the Portfolios – this means your opportunity for investment gains may be limited. Risks Associated with the Company. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits are subject to the claims-paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract. Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract. Taxation Risk. Although the provisions of the Code relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged. Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times. Bonus Class Risk. Expenses of a class that includes a bonus feature may be higher than expenses of a class of the Deferred Annuity without the bonus, and the additional amount of the bonus may be more than offset by the additional fees and charges associated with the bonus Class, including Withdrawal Charges. Any bonus associated with the class will be retrieved upon exercise of a “free look” cancellation. Pandemics and Other Public Health Issues. The pandemic spread of the novel coronavirus COVID-19 has caused and may continue to cause illnesses and deaths. This pandemic, other pandemics, and their related major public health issues, and governmental, business and consumer reactions to them, have affected and may continue to have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing uncertainty, and creating the potential for more rapid changes to which the Company may find it more difficult to adjust. For example, regulatory action in response to pandemics or other health issues may impose new requirements affecting the Company’s obligations under your Contract exposing the Company to risks and costs that the Company is unable to foresee or underwrite. Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military and other actions such as the Russia-Ukraine conflict, and heightened security measures may cause significant volatility in global financial markets and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of our investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Additionally, the performance of the Indexes may be adversely affected. This risk could be higher for Indexes with exposure to European or Russian markets, including the MSCI EAFE index. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Benefits Available [Table Text Block]
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit
Guarantees that the
death benefit will not
be less than the
greatest of (1) your
Account Balance less
any outstanding loans;
or (2) total purchase
payment reduced
proportionately by the
percentage reduction
in Account Balance
attributable to each
partial withdrawal less
any outstanding loans
(including any
applicable withdrawal
charge).
		Standard	None	•Withdrawals could significantly reduce the benefit.
Annual Step-Up Death Benefit
Guarantees that the
death benefit will not
be less than the greater
of (1) your Account
Balance; (2) total
purchase payments
reduced
proportionately for
withdrawals and any
outstanding loans
(including any
applicable Withdrawal
Charge) or (3) "Highest
Anniversary Value" as
of each contract
anniversary prior to
your 81st birthday.
		Optional	0.10% as a percentage of your average Account Balance	•Withdrawals could significantly reduce the benefit. •You may not purchase this benefit if You are 80 years of age or older. •Available only at issue.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Guaranteed Minimum Income Benefit	Designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance of your Account Balance during the pay-in phase.	Optional	0.70% of your Guaranteed Minimum Income Base
•No longer available
for sale.
•You may not have
this optional benefit
and another optional
living benefit
(Lifetime
Withdrawal
Guarantee) in effect
at the same time.
•Age restrictions
apply.
•May only be
exercised after a
10-year waiting
period.
•Availability subject
to state.
•Cannot be
terminated.
•Withdrawals could
significantly reduce
the benefit.

Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Lifetime Withdrawal Guarantee Benefit
Guaranteed Payments
for Life. So long as You
make your first
withdrawal on or after
the date You reach age
59 1∕2, the LWG
guarantees that we will
make payments to You
over your lifetime, even
if your Remaining
Guaranteed
Withdrawal Amount
and/or Account
Balance decline to
zero.
		Optional	0.95% of your Total Guaranteed Withdrawal Amount
•No longer available
for sale.
•Benefit limits
available investment
options. (See “LWG -
Investment
Allocation
Restrictions” below).
•Age restrictions
apply.
•You may not have
this optional benefit
and another optional
living benefit
(Guaranteed
Minimum Income
Benefit) in effect at
the same time.
•In the first 15
contract years you
may only cancel this
benefit every 5
Contract Years.
Thereafter you may
cancel annually
within 30 days
following the eligible
Contract
Anniversary.

Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement	Allows you to withdraw money without a Withdrawal Charge in the event of nursing home or hospital confinement, subject to certain conditions.	Standard	No charge
•Only available after
the first Contract
Year.
•Age restrictions,
ownership
requirements and
doctor certification
requirements apply.
•Must be approved in
your state.
•You must meet
certain length of
confinement
requirements.

Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Waiver of Withdrawal Charge for Terminal Illness	Allows you to withdraw money without a Withdrawal Charge in the event of a terminal illness, subject to certain conditions.	Standard	No charge
•Only available after
the first Contract
Year.
•Age restrictions,
ownership
requirements and
doctor certification
requirements apply.
•Must be approved in
your state.
•Certain
requirements
relating to the
nature of the
terminal illness
apply.
•You must not have
been diagnosed with
the terminal illness
as of the Contract
issue date.

The Equity Generator	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	•If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
The Rebalancer®
You select a specific
asset allocation for
your entire Account
Balance from among
the Divisions and the
Fixed Interest Account,
if available. Each
quarter we transfer
amounts among these
options to bring the
percentage of your
Account Balance in
each option back to
your original
allocation.
		Standard	None	•In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Index Selector®
You may select one of
five asset allocation
models which are
designed to correlate
to various risk
tolerance levels. Each
quarter the percentage
in each of the Divisions
in which the model
invests and any Fixed
Interest Account is
brought back to the
selected model
percentage by
transferring amounts
among the Divisions
and any Fixed Interest
Account
		Standard	None	•Benefit limits available investment options. •The Index Selector is not available with the Optional Lifetime Withdrawal Guarantee.
The Allocator	Transfers a dollar amount of your choice from the Fixed Interest Account to any of the Divisions you choose on a monthly basis.	Standard	None	•Minimum periodic transfer of $50 is required. •Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Systematic Withdrawal Program	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.	Standard	None
•Not available under
the 457(b) Deferred
Annuity issued to
tax-exempt
organizations.
•Not available in all
states.
•Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
•Subject to our
required minimums
and administrative
restrictions.
•Not available to the
B and L Classes of
the Deferred
Annuities until the
second Contract
Year.
•Not available in
conjunction with any
automated
investment strategy.

Name of Benefit [Text Block]	Name of Benefit*
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit*
Operation of Benefit [Text Block]	Living Benefits GMIB — (may also be known as the “Predictor” in our sales literature and advertising) We offer the GMIB that, for an additional charge, offers protection against market risk (the risk that your investments may decline in value or underperform your expectations). Our guaranteed income benefit, called GMIB, is designed to allow You to invest your Account Balance in the market while at the same time assuring a specified guaranteed level of minimum fixed income payments if You elect to receive income payments (“annuitize”). The fixed annuity payment amount is guaranteed regardless of investment performance or the actual Account Balance at the time You elect income payments. Prior to exercising this optional benefit and annuitizing your Contract, You may make withdrawals up to a maximum level and still maintain the optional benefit amount. This optional benefit must be elected at Contract issue. This optional benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance of your Account Balance during the pay-in phase. However, if applying your actual Account Balance at the time You annuitize the Contract to then current annuity purchase rates (outside of the optional benefit) produces higher income payments, You will receive the higher payments, and thus You will have paid for the optional benefit even though it was not used. Also, prior to exercising the optional benefit, You may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the optional benefit guarantees intact, provided the conditions of the optional benefit are met. Your registered representative can provide You an illustration of the amounts You would receive, with or without withdrawals, if You exercised the optional benefit. The GMIB is available in all states except New York. In the states of Montana, Utah and West Virginia, the GMIB is only available for elective TSA (non-ERISA) and SEP/SIMPLE Deferred Annuities. In Oregon, the GMIB is only available for TSA ERISA, 403(a) and 457(b) Deferred Annuities. As of the close of the Exchange on October 4, 2013, the GMIB is not available for sale to any new employer sponsored retirement plan or to any new participants under an existing employer sponsored retirement plan. Once elected, the optional benefit cannot be terminated except as discussed below. GMIB and Qualified Contracts The GMIB may have limited usefulness in connection with a qualified Contract, such as TSA, TSA ERISA, IRA, 403(a) or 457(b), in circumstances where, due to the 10-year waiting period after purchase, the Contract Owner is unable to exercise the benefit until after the required beginning date of required minimum distributions under the Contract. In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB. If You take a full withdrawal of your Account Balance, your Contract is terminated by us due to its small Account Balance and inactivity (see “When We Can Cancel your Contract”), your Contract lapses for any reason, or in those instances where your employer has the ability to do so your employer terminates the Contract, and there remains any income base, You forfeit your income base and any further rights to the GMIB. Facts About the Guaranteed Minimum Income Benefit Income Base and GMIB Income Payments. We calculate an “income base” (as described below) that determines, in part, the minimum amount You receive as an income payment upon exercising the GMIB and annuitizing the Contract. It is important to recognize that this income base is not available for cash withdrawals and does not establish or guarantee your Account Balance or a minimum return for any Division. After a minimum 10-year waiting period, and not more than 30 days after the Contract Anniversary following your 85th birthday, You may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly income payments. (Your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment.) If your employer, association or other group contract holder has instituted account reduction loans for its plan or arrangement, You have taken a loan and You have also purchased the GMIB, we will not treat amounts withdrawn from your Account Balance on account of a loan as a withdrawal from the Contract for purposes of determining the income base. In addition, we will not treat the repayment of loan amounts as a purchase payment to the Contract for the purposes of determining the income base. The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income type You select, your age, and your sex (where permitted by state law). The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Balance on your annuity date to then-current annuity purchase rates. If You exercise the GMIB, your income payments will be the greater of: •the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or•the income payment determined for the same income type in accordance with the base Contract. (See “Pay-Out Options (or Income Options).”)If You choose not to receive income payments as guaranteed under the GMIB, You may elect any of the income options available under the Contract. If the amount of the guaranteed minimum lifetime income that the GMIB produces is less than the amount of annuity income that would be provided by applying your Account Balance on the Annuity Date to the then-current annuity purchase rates, then You would have paid for an optional benefit You did not use.
Prospectuses Available [Text Block]	The following is a list of Portfolios currently available. You should check with your Employer as to which Portfolios are available under your Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000211. You can also request this information at no cost by calling 800-560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. As noted in Appendix A below, not all Portfolios are available under all Contracts and you should ask your employer for a list of available Portfolios. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Deferred Annuity may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund*(1) - Class 2 Capital Research and Management CompanySM	0.91%	0.25%	1.16%	-29.55%	2.79%	6.84%
US Equity	American Funds Growth Fund(1) - Class 2 Capital Research and Management CompanySM	0.59%	0.25%	0.84%	-29.94%	11.14%	13.64%
US Equity	American Funds Growth- Income Fund(1) - Class 2 Capital Research and Management CompanySM	0.53%	0.25%	0.78%	-16.50%	7.83%	11.54%
US Fixed Income	American Funds The Bond Fund of America*(1) - Class 2 Capital Research and Management CompanySM	0.46%	0.25%	0.71%	-12.58%	0.76%	1.36%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	—	—	-16.76%	4.29%	6.85%
Allocation	American Funds® Growth Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.99%	—	—	-18.52%	5.17%	8.43%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.93%	—	—	-14.63%	3.48%	5.54%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	BlackRock Bond Income Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.63%	—	—	-14.36%	0.06%	1.29%
US Equity	BlackRock Capital Appreciation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.88%	—	—	-37.75%	7.41%	11.39%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.98%	—	—	-20.15%	5.16%	8.67%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.88%	—	—	-12.69%	1.53%	2.71%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.87%	—	—	-13.84%	2.58%	4.38%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.90%	—	—	-15.33%	3.69%	6.07%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.93%	—	—	-17.97%	4.52%	7.53%
US Equity	Brighthouse Small Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers/Allspring Global Investments, LLC	1.08%	—	—	-13.09%	4.44%	8.79%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.01%	—	—	-12.84%	4.56%	8.02%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	—	—	-4.74%	0.50%	0.85%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.86%	—	—	-5.31%	11.17%	12.50%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.79%	—	—	-19.21%	8.55%	12.18%
Allocation	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.64%	—	—	-15.41%	6.32%	7.57%
Sector	CBRE Global Real Estate Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.89%	—	—	-24.99%	1.77%	3.50%
Allocation	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.76%	—	—	-16.64%	3.84%	6.51%
Allocation	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.79%	—	—	-17.09%	4.34%	7.22%
Allocation	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.84%	—	—	-17.89%	5.12%	8.11%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
Allocation	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	—	—	-18.41%	5.62%	8.44%
Allocation	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	—	—	-18.42%	5.63%	8.51%
Allocation	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	—	—	-18.47%	5.61%	8.53%
Allocation	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	—	—	-18.46%	—	—
Allocation	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	—	—	-18.38%	—	—
International Equity	Harris Oakmark International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.97%	—	—	-16.00%	-1.94%	4.15%
Global Equity	Invesco Global Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	—	—	-31.84%	2.79%	7.78%
US Equity	Invesco Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	—	—	-35.15%	4.23%	9.83%
US Equity	Jennison Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.79%	—	—	-39.02%	8.14%	12.77%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.03%	—	—	-23.30%	3.95%	6.73%
US Equity	Loomis Sayles Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.82%	—	—	-28.00%	5.28%	10.08%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.13%	—	—	-15.28%	5.06%	9.61%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.11%	—	—	-23.10%	7.49%	11.34%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.52%	—	—	-13.31%	-0.44%	0.57%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.54%	—	—	-13.44%	6.19%	10.24%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.63%	—	—	-14.64%	1.16%	4.13%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
US Equity	MetLife Russell 2000® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.56%	—	—	-20.44%	3.84%	8.73%
US Equity	MetLife Stock Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	—	—	-18.51%	8.88%	12.00%
International Equity	MFS® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	—	—	-17.57%	2.81%	4.75%
Allocation	MFS® Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.85%	—	—	-9.87%	4.92%	7.12%
US Equity	MFS® Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	—	—	-6.22%	7.26%	11.00%
US Equity	Morgan Stanley Discovery Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	—	—	-62.52%	5.49%	8.36%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Neuberger Berman Genesis Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.05%	—	—	-19.32%	7.43%	10.47%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.02%	—	—	-11.88%	1.83%	0.73%
US Fixed Income	PIMCO Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.74%	—	—	-14.56%	-0.22%	0.81%
Allocation	SSGA Growth and Income ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.79%	—	—	-15.38%	3.33%	5.40%
Allocation	SSGA Growth ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.82%	—	—	-15.87%	4.13%	6.64%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	—	—	-40.67%	4.65%	11.00%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.95%	—	—	-22.53%	7.19%	11.91%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.75%	—	—	-22.34%	5.84%	11.07%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.84%	—	—	-2.70%	9.85%	10.16%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC (Legg Mason)	0.80%	—	—	-16.93%	-0.07%	1.94%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC (Legg Mason)	0.74%	—	—	-9.17%	-0.06%	0.43%

Portfolio Company Objective [Text Block]	FUNDTYPEUS Fixed Income
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(9.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	0.43%
Some Portfolio Companies not Available for All Benefits [Text Block]	Investment Allocation Restrictions For Certain Optional Benefits Index Selector: If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Interest Account: MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index
MetLife Russell 2000 Index
MetLife Mid Cap Stock Index
Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
MetLife Financial Freedom Select e and e Bonus Class | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).•Each investment option (including the Fixed Interest Account investment option) will have its own unique risks.•You should review these investment options before making an investment decision.
Principal Risk [Text Block]	Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolio You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
MetLife Financial Freedom Select e and e Bonus Class | ContractTerminationMember
Prospectus:
Principal Risk [Text Block]	Contract Termination Subject to certain limitations, if your Account Balance falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.
MetLife Financial Freedom Select e and e Bonus Class | InvestmentRestrictionsOpportunityRisksMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions – Opportunity Risks. The Lifetime Withdrawal Guarantee imposes restrictions and limitations on your choice of Portfolios. These restrictions and requirements are intended to protect the Company and reduce the likelihood that we will have to pay guaranteed benefits under the Lifetime Withdrawal Guarantee out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the Portfolios – this means your opportunity for investment gains may be limited.
MetLife Financial Freedom Select e and e Bonus Class | RisksAssociatedwiththeCompanyMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with the Company. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits are subject to the claims-paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
MetLife Financial Freedom Select e and e Bonus Class | ConflictsofInterestMember
Prospectus:
Principal Risk [Text Block]	Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
MetLife Financial Freedom Select e and e Bonus Class | SuitabilityMember
Prospectus:
Principal Risk [Text Block]	Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
MetLife Financial Freedom Select e and e Bonus Class | TaxRiskMember
Prospectus:
Principal Risk [Text Block]	Taxation Risk. Although the provisions of the Code relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
MetLife Financial Freedom Select e and e Bonus Class | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
MetLife Financial Freedom Select e and e Bonus Class | BonusClassRiskMember
Prospectus:
Principal Risk [Text Block]	Bonus Class Risk. Expenses of a class that includes a bonus feature may be higher than expenses of a class of the Deferred Annuity without the bonus, and the additional amount of the bonus may be more than offset by the additional fees and charges associated with the bonus Class, including Withdrawal Charges. Any bonus associated with the class will be retrieved upon exercise of a “free look” cancellation.
MetLife Financial Freedom Select e and e Bonus Class | PandemicsAndOtherPublicHealthIssuesMember
Prospectus:
Principal Risk [Text Block]	Pandemics and Other Public Health Issues. The pandemic spread of the novel coronavirus COVID-19 has caused and may continue to cause illnesses and deaths. This pandemic, other pandemics, and their related major public health issues, and governmental, business and consumer reactions to them, have affected and may continue to have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing uncertainty, and creating the potential for more rapid changes to which the Company may find it more difficult to adjust. For example, regulatory action in response to pandemics or other health issues may impose new requirements affecting the Company’s obligations under your Contract exposing the Company to risks and costs that the Company is unable to foresee or underwrite.
MetLife Financial Freedom Select e and e Bonus Class | TerrorismSecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military and other actions such as the Russia-Ukraine conflict, and heightened security measures may cause significant volatility in global financial markets and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of our investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Additionally, the performance of the Indexes may be adversely affected. This risk could be higher for Indexes with exposure to European or Russian markets, including the MSCI EAFE index. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
MetLife Financial Freedom Select e and e Bonus Class | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Contract, including loss of principal.
Principal Risk [Text Block]	Risk of Loss. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
MetLife Financial Freedom Select e and e Bonus Class | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.•Withdrawal Charges may apply to withdrawals made less than 13 Contract years after you purchased the Contract. Charges will reduce the value of your Contract if you withdraw money during that time.•The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1∕2.
Principal Risk [Text Block]	Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. Withdrawal Charges may apply for up to 13 Contract years after you purchased the Contract. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
MetLife Financial Freedom Select e and e Bonus Class | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits are subject to the claims-paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting https://www.metlife.com/about-us/corporate-profile/ratings.
MetLife Financial Freedom Select e and e Bonus Class | AmericanFundsGlobalSmallCapitalizationFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund*(1) - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(29.55%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	6.84%
MetLife Financial Freedom Select e and e Bonus Class | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth Fund(1) - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
MetLife Financial Freedom Select e and e Bonus Class | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund(1) - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
MetLife Financial Freedom Select e and e Bonus Class | AmericanFundsTheBondFundofAmericaClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America*(1) - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.46%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.58%)
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	1.36%
MetLife Financial Freedom Select e and e Bonus Class | AmericanFundsBalancedAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.76%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	6.85%
MetLife Financial Freedom Select e and e Bonus Class | AmericanFundsGrowthAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Growth Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(18.52%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	8.43%
MetLife Financial Freedom Select e and e Bonus Class | AmericanFundsModerateAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(14.63%)
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	5.54%
MetLife Financial Freedom Select e and e Bonus Class | BlackRockBondIncomePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(14.36%)
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	1.29%
MetLife Financial Freedom Select e and e Bonus Class | BlackRockCapitalAppreciationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(37.75%)
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	11.39%
MetLife Financial Freedom Select e and e Bonus Class | BrighthouseAssetAllocation100PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(20.15%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.67%
MetLife Financial Freedom Select e and e Bonus Class | BrighthouseAssetAllocation20PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	2.71%
MetLife Financial Freedom Select e and e Bonus Class | BrighthouseAssetAllocation40PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(13.84%)
Average Annual Total Returns, 5 Years [Percent]	2.58%
Average Annual Total Returns, 10 Years [Percent]	4.38%
MetLife Financial Freedom Select e and e Bonus Class | BrighthouseAssetAllocation60PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(15.33%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.07%
MetLife Financial Freedom Select e and e Bonus Class | BrighthouseAssetAllocation80PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(17.97%)
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	7.53%
MetLife Financial Freedom Select e and e Bonus Class | BrighthouseSmallCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers/Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	8.79%
MetLife Financial Freedom Select e and e Bonus Class | BrighthouseArtisanMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Artisan Mid Cap Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(12.84%)
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	8.02%
MetLife Financial Freedom Select e and e Bonus Class | BrighthouseFranklinLowDurationTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(4.74%)
Average Annual Total Returns, 5 Years [Percent]	0.50%
Average Annual Total Returns, 10 Years [Percent]	0.85%
MetLife Financial Freedom Select e and e Bonus Class | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(5.31%)
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]	12.50%
MetLife Financial Freedom Select e and e Bonus Class | BrighthouseWellingtonLargeCapResearchPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(19.21%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.18%
MetLife Financial Freedom Select e and e Bonus Class | CalvertVPSRIBalancedPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(15.41%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	7.57%
MetLife Financial Freedom Select e and e Bonus Class | CBREGlobalRealEstatePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(24.99%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.50%
MetLife Financial Freedom Select e and e Bonus Class | Freedom2025PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2025 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(16.64%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.51%
MetLife Financial Freedom Select e and e Bonus Class | Freedom2030PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.22%
MetLife Financial Freedom Select e and e Bonus Class | Freedom2035PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2035 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	8.11%
MetLife Financial Freedom Select e and e Bonus Class | Freedom2040PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.41%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.44%
MetLife Financial Freedom Select e and e Bonus Class | Freedom2045PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2045 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	8.51%
MetLife Financial Freedom Select e and e Bonus Class | Freedom2050PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.47%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	8.53%
MetLife Financial Freedom Select e and e Bonus Class | Freedom2060PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Freedom 2060 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.46%)
MetLife Financial Freedom Select e and e Bonus Class | HarrisOakmarkInternationalPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.38%)
MetLife Financial Freedom Select e and e Bonus Class | InvescoGlobalEquityPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(16.00%)
Average Annual Total Returns, 5 Years [Percent]	(1.94%)
Average Annual Total Returns, 10 Years [Percent]	4.15%
MetLife Financial Freedom Select e and e Bonus Class | InvescoSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(31.84%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	7.78%
MetLife Financial Freedom Select e and e Bonus Class | JennisonGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Jennison Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(35.15%)
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	9.83%
MetLife Financial Freedom Select e and e Bonus Class | LoomisSaylesGlobalAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Global Allocation Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(39.02%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	12.77%
MetLife Financial Freedom Select e and e Bonus Class | LoomisSaylesGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(23.30%)
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	6.73%
MetLife Financial Freedom Select e and e Bonus Class | LoomisSaylesSmallCapCorePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Core Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(28.00%)
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	10.08%
MetLife Financial Freedom Select e and e Bonus Class | LoomisSaylesSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.28%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	9.61%
MetLife Financial Freedom Select e and e Bonus Class | MetLifeAggregateBondIndexPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(23.10%)
Average Annual Total Returns, 5 Years [Percent]	7.49%
Average Annual Total Returns, 10 Years [Percent]	11.34%
MetLife Financial Freedom Select e and e Bonus Class | MetLifeMidCapStockIndexPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(13.31%)
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	0.57%
MetLife Financial Freedom Select e and e Bonus Class | MetLifeMSCIEAFEIndexPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(13.44%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	10.24%
MetLife Financial Freedom Select e and e Bonus Class | MetLifeRussell2000IndexPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(14.64%)
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	4.13%
MetLife Financial Freedom Select e and e Bonus Class | MetLifeStockIndexPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(20.44%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	8.73%
MetLife Financial Freedom Select e and e Bonus Class | MFSResearchInternationalPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(18.51%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	12.00%
MetLife Financial Freedom Select e and e Bonus Class | MFSTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	4.75%
MetLife Financial Freedom Select e and e Bonus Class | MFSValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	MFS® Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(9.87%)
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	7.12%
MetLife Financial Freedom Select e and e Bonus Class | MorganStanleyDiscoveryPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(6.22%)
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	11.00%
MetLife Financial Freedom Select e and e Bonus Class | NeubergerBermanGenesisPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(62.52%)
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	8.36%
MetLife Financial Freedom Select e and e Bonus Class | PIMCOInflationProtectedBondPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(19.32%)
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	10.47%
MetLife Financial Freedom Select e and e Bonus Class | PIMCOTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(11.88%)
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	0.73%
MetLife Financial Freedom Select e and e Bonus Class | SSGAGrowthandIncomeETFPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	SSGA Growth and Income ETF Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(14.56%)
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	0.81%
MetLife Financial Freedom Select e and e Bonus Class | SSGAGrowthETFPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	SSGA Growth ETF Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(15.38%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	5.40%
MetLife Financial Freedom Select e and e Bonus Class | TRowePriceLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(15.87%)
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	6.64%
MetLife Financial Freedom Select e and e Bonus Class | TRowePriceMidCapGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Mid Cap Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(40.67%)
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	11.00%
MetLife Financial Freedom Select e and e Bonus Class | TRowePriceSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(22.53%)
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	11.91%
MetLife Financial Freedom Select e and e Bonus Class | VictorySycamoreMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(22.34%)
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	11.07%
MetLife Financial Freedom Select e and e Bonus Class | WesternAssetManagementStrategicBondOpportunitiesPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC(Legg Mason)
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(2.70%)
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	10.16%
MetLife Financial Freedom Select e and e Bonus Class | WesternAssetManagementUSGovernmentPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC(Legg Mason)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(16.93%)
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	1.94%
MetLife Financial Freedom Select e and e Bonus Class | Freedom2055PortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2055 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
MetLife Financial Freedom Select e and e Bonus Class | MetLifeAggregateBondIndexPortfolioClassAMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
MetLife Financial Freedom Select e and e Bonus Class | MetLifeStockIndexPortfolioClassAMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
MetLife Financial Freedom Select e and e Bonus Class | MetLifeMSCIEAFEIndexPortfolioClassAMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
MetLife Financial Freedom Select e and e Bonus Class | MetLifeRussell2000IndexPortfolioClassAMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
MetLife Financial Freedom Select e and e Bonus Class | MetLifeMidCapStockIndexPortfolioClassGMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
MetLife Financial Freedom Select e and e Bonus Class | AnnualStepUpDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Name of Benefit [Text Block]	Annual Step-Up Death Benefit
Purpose of Benefit [Text Block]	Guarantees that the death benefit will not be less than the greater of (1) your Account Balance; (2) total purchase payments reduced proportionately for withdrawals and any outstanding loans (including any applicable Withdrawal Charge) or (3) "Highest Anniversary Value" as of each contract anniversary prior to your 81st birthday.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit.•You may not purchase this benefit if You are 80 years of age or older.•Available only at issue.Name of Benefit*PurposeIs BenefitStandard orOptional?Maximum FeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Annual Step-Up Death Benefit
Calculation Method of Benefit [Text Block]	Annual Step-Up Death Benefit The Annual Step-Up Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; or (2) "Highest Anniversary Value" as of each contract anniversary prior to your 81st birthday. You may not purchase this benefit if You are 80 years of age or older. You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of: 1.The Account Balance, less any outstanding loans;2.Total purchase payments reduced proportionately for withdrawals and any outstanding loans (including any applicable Withdrawal Charge); or3.“Highest Anniversary Value” as of each Contract Anniversary, determined as follows:•At issue, the Highest Anniversary Value is your initial purchase payment;•Increase the Highest Anniversary Value by each subsequent purchase payment;•Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans (including any applicable Withdrawal Charge);•On each Contract Anniversary before your 81st birthday, compare the (1) then Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.•After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:•Increase the Highest Anniversary Value by each subsequent purchase payment or•Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans (including any applicable Withdrawal Charge).For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Balance immediately before the withdrawal. The Annual Step-Up Death Benefit is available for a charge, in addition to the Standard Death Benefit charge, of 0.10% annually of the average daily value of the amount You have in the Separate Account. Example: Notes to Example: Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn. The Account Balances on 10/1/21 and 10/2/21 are assumed to be equal prior to the withdrawal. The purchaser is age 60 at issue. There are no loans.
MetLife Financial Freedom Select e and e Bonus Class | GuaranteedMinimumIncomeBenefitMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	You may only have one living benefit, the Guaranteed Minimum Income Benefit or the Lifetime Withdrawal Benefit,associated with your policy at any given time. The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Your Investment Options(net of any loans). (We take amounts from the Separate Account by canceling, if available, Accumulation Units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract. Different charges for the Guaranteed Minimum Income Benefit were in effect prior to May 4, 2009.
Name of Benefit [Text Block]	Guaranteed Minimum Income Benefit
Purpose of Benefit [Text Block]	Designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance of your Account Balance during the pay-in phase.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.70%
Optional Benefit [Flag]	true
Optional Benefit Expense, Footnotes [Text Block]	You may only have one living benefit, the Guaranteed Minimum Income Benefit or the Lifetime Withdrawal Benefit,associated with your policy at any given time. The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Your Investment Options(net of any loans). (We take amounts from the Separate Account by canceling, if available, Accumulation Units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract. Different charges for the Guaranteed Minimum Income Benefit were in effect prior to May 4, 2009.
Brief Restrictions / Limitations [Text Block]	•No longer available for sale.•You may not have this optional benefit and another optional living benefit (Lifetime Withdrawal Guarantee) in effect at the same time.•Age restrictions apply.•May only be exercised after a 10-year waiting period.•Availability subject to state.•Cannot be terminated.•Withdrawals could significantly reduce the benefit.Name of Benefit*PurposeIs BenefitStandard orOptional?Maximum FeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Guaranteed Minimum Income Benefit
MetLife Financial Freedom Select e and e Bonus Class | LifetimeWithdrawalGuaranteeBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.95%
Optional Benefit Expense, Footnotes [Text Block]	The charge for the Lifetime Withdrawal Guarantee Benefit is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance. (We take amounts from the Separate Account by canceling Accumulation Units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract or after your rider terminates. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the current charge, but no more than a maximum of 0.95%. Different charges for the optional Lifetime Withdrawal Guarantee Benefit were in effect prior to May 4, 2009. If, at the time the Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Automatic Annual Step-Up. (See Lifetime Withdrawal Guarantee Benefit for more information.)
Name of Benefit [Text Block]	Lifetime Withdrawal Guarantee Benefit
Purpose of Benefit [Text Block]	Guaranteed Payments for Life. So long as You make your first withdrawal on or after the date You reach age 59 1∕2, the LWG guarantees that we will make payments to You over your lifetime, even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance decline to zero.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.95%
Optional Benefit Expense, Footnotes [Text Block]	The charge for the Lifetime Withdrawal Guarantee Benefit is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance. (We take amounts from the Separate Account by canceling Accumulation Units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract or after your rider terminates. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the current charge, but no more than a maximum of 0.95%. Different charges for the optional Lifetime Withdrawal Guarantee Benefit were in effect prior to May 4, 2009. If, at the time the Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Automatic Annual Step-Up. (See Lifetime Withdrawal Guarantee Benefit for more information.)
Brief Restrictions / Limitations [Text Block]	•No longer available for sale.•Benefit limits available investment options. (See “LWG - Investment Allocation Restrictions” below).•Age restrictions apply.•You may not have this optional benefit and another optional living benefit (Guaranteed Minimum Income Benefit) in effect at the same time.•In the first 15 contract years you may only cancel this benefit every 5 Contract Years. Thereafter you may cancel annually within 30 days following the eligible Contract Anniversary.
Name of Benefit [Text Block]	Lifetime Withdrawal Guarantee Benefit
MetLife Financial Freedom Select e and e Bonus Class | WaiverWithdrawalChargeforNursingHomeorHospitalConfinementMember
Prospectus:
Name of Benefit [Text Block]	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement
Purpose of Benefit [Text Block]	Allows you to withdraw money without a Withdrawal Charge in the event of nursing home or hospital confinement, subject to certain conditions.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Only available after the first Contract Year.•Age restrictions, ownership requirements and doctor certification requirements apply.•Must be approved in your state.•You must meet certain length of confinement requirements.Name of Benefit*PurposeIs BenefitStandard orOptional?Maximum FeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement
MetLife Financial Freedom Select e and e Bonus Class | WaiverofWithdrawalChargeforTerminalIllnessMember
Prospectus:
Name of Benefit [Text Block]	Waiver of Withdrawal Charge for Terminal Illness
Purpose of Benefit [Text Block]	Allows you to withdraw money without a Withdrawal Charge in the event of a terminal illness, subject to certain conditions.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Only available after the first Contract Year.•Age restrictions, ownership requirements and doctor certification requirements apply.•Must be approved in your state.•Certain requirements relating to the nature of the terminal illness apply.•You must not have been diagnosed with the terminal illness as of the Contract issue date.
Name of Benefit [Text Block]	Waiver of Withdrawal Charge for Terminal Illness
MetLife Financial Freedom Select e and e Bonus Class | TheEquityGeneratorMember
Prospectus:
Name of Benefit [Text Block]	The Equity Generator
Purpose of Benefit [Text Block]	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit [Text Block]	The Equity Generator
MetLife Financial Freedom Select e and e Bonus Class | TheRebalancerMember
Prospectus:
Name of Benefit [Text Block]	The Rebalancer®
Purpose of Benefit [Text Block]	You select a specific asset allocation for your entire Account Balance from among the Divisions and the Fixed Interest Account, if available. Each quarter we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.Name of Benefit*PurposeIs BenefitStandard orOptional?Maximum FeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	The Rebalancer®
MetLife Financial Freedom Select e and e Bonus Class | TheIndexSelectorMember
Prospectus:
Name of Benefit [Text Block]	The Index Selector®
Purpose of Benefit [Text Block]	You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Each quarter the percentage in each of the Divisions in which the model invests and any Fixed Interest Account is brought back to the selected model percentage by transferring amounts among the Divisions and any Fixed Interest Account
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Benefit limits available investment options.•The Index Selector is not available with the Optional Lifetime Withdrawal Guarantee.
Name of Benefit [Text Block]	The Index Selector®
MetLife Financial Freedom Select e and e Bonus Class | TheAllocatorMember
Prospectus:
Name of Benefit [Text Block]	The Allocator
Purpose of Benefit [Text Block]	Transfers a dollar amount of your choice from the Fixed Interest Account to any of the Divisions you choose on a monthly basis.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Minimum periodic transfer of $50 is required.•Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.Name of Benefit*PurposeIs BenefitStandard orOptional?Maximum FeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	The Allocator
MetLife Financial Freedom Select e and e Bonus Class | SystematicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Not available under the 457(b) Deferred Annuity issued to tax-exempt organizations.•Not available in all states.•Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals.•Subject to our required minimums and administrative restrictions.•Not available to the B and L Classes of the Deferred Annuities until the second Contract Year.•Not available in conjunction with any automated investment strategy.
Name of Benefit [Text Block]	Systematic Withdrawal Program
MetLife Financial Freedom Select e and e Bonus Class | LoansMember
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The fee may be waived for certain groups.
Optional Benefit Expense, Footnotes [Text Block]	The fee may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
Optional Benefit Expense, Footnotes [Text Block]	The fee may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
MetLife Financial Freedom Select e and e Bonus Class | PremiumTaxMember
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium taxes depend on the state and range from 0- 3.50% of Contract Value (or, if applicable purchase payments).
MetLife Financial Freedom Select e and e Bonus Class | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees that the death benefit will not be less than the greatest of (1) your Account Balance less any outstanding loans; or (2) total purchase payment reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal less any outstanding loans (including any applicable withdrawal charge).
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death Benefit — Generally One of the insurance guarantees we provide You under your Deferred Annuity is that your Beneficiaries will be protected during the “pay-in” phase against market downturns. You name your Beneficiary(ies). If You intend to purchase the Deferred Annuity for use with a SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus. The standard death benefit is described below. An additional optional death benefit is described in the “Optional Benefits” section. Check your Contract and riders for the specific provisions applicable to You. The optional death benefit may not be available in your state (check with your registered representative regarding availability). There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you elect, any remaining guarantee will be paid to your Beneficiary. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. Until the Beneficiary (or each Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Balance attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the Divisions and/or Fixed Interest Account until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee. Your Beneficiary has the option to apply the death benefit less any applicable premium and other taxes to a pay-out option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds or under other settlement options that we may make available. Total Control Account The Beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. Assets backing the Total Control Accounts are maintained in our General Account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Calculation Method of Benefit [Text Block]	Standard Death Benefit If You die during the pay-in phase and You have not chosen the optional death benefit, the death benefit the Beneficiary receives will be equal to the greater of: 1.Your Account Balance, less any outstanding loans; or2.Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal, less any outstanding loans (including any applicable Withdrawal Charge).Example Notes to Example: Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn. Account Balances on 10/1/21 and 10/2/21 are assumed to be equal prior to the withdrawal. There are no loans.
MetLife Financial Freedom Select e and e Bonus Class | CClassMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,740
Surrender Expense, 1 Year, Minimum [Dollars]	3,060
Surrender Expense, 3 Years, Maximum [Dollars]	11,411
Surrender Expense, 3 Years, Minimum [Dollars]	9,388
Surrender Expense, 5 Years, Maximum [Dollars]	19,428
Surrender Expense, 5 Years, Minimum [Dollars]	16,090
Surrender Expense, 10 Years, Maximum [Dollars]	41,097
Surrender Expense, 10 Years, Minimum [Dollars]	34,634
Annuitized Expense, 1 Year, Maximum [Dollars]	3,740
Annuitized Expense, 1 Year, Minimum [Dollars]	3,060
Annuitized Expense, 3 Years, Maximum [Dollars]	11,411
Annuitized Expense, 3 Years, Minimum [Dollars]	9,388
Annuitized Expense, 5 Years, Maximum [Dollars]	19,428
Annuitized Expense, 5 Years, Minimum [Dollars]	16,090
Annuitized Expense, 10 Years, Maximum [Dollars]	41,097
Annuitized Expense, 10 Years, Minimum [Dollars]	34,634
No Surrender Expense, 1 Year, Maximum [Dollars]	3,740
No Surrender Expense, 1 Year, Minimum [Dollars]	3,060
No Surrender Expense, 3 Years, Maximum [Dollars]	11,411
No Surrender Expense, 3 Years, Minimum [Dollars]	9,388
No Surrender Expense, 5 Years, Maximum [Dollars]	19,428
No Surrender Expense, 5 Years, Minimum [Dollars]	16,090
No Surrender Expense, 10 Years, Maximum [Dollars]	41,097
No Surrender Expense, 10 Years, Minimum [Dollars]	34,634
MetLife Financial Freedom Select e and e Bonus Class | eClassMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	2,790
Surrender Expense, 1 Year, Minimum [Dollars]	2,110
Surrender Expense, 3 Years, Maximum [Dollars]	8,577
Surrender Expense, 3 Years, Minimum [Dollars]	6,514
Surrender Expense, 5 Years, Maximum [Dollars]	14,738
Surrender Expense, 5 Years, Minimum [Dollars]	11,266
Surrender Expense, 10 Years, Maximum [Dollars]	31,945
Surrender Expense, 10 Years, Minimum [Dollars]	24,851
Annuitized Expense, 1 Year, Maximum [Dollars]	2,790
Annuitized Expense, 1 Year, Minimum [Dollars]	2,110
Annuitized Expense, 3 Years, Maximum [Dollars]	8,577
Annuitized Expense, 3 Years, Minimum [Dollars]	6,514
Annuitized Expense, 5 Years, Maximum [Dollars]	14,738
Annuitized Expense, 5 Years, Minimum [Dollars]	11,266
Annuitized Expense, 10 Years, Maximum [Dollars]	31,945
Annuitized Expense, 10 Years, Minimum [Dollars]	24,851
No Surrender Expense, 1 Year, Maximum [Dollars]	2,790
No Surrender Expense, 1 Year, Minimum [Dollars]	2,110
No Surrender Expense, 3 Years, Maximum [Dollars]	8,577
No Surrender Expense, 3 Years, Minimum [Dollars]	6,514
No Surrender Expense, 5 Years, Maximum [Dollars]	14,738
No Surrender Expense, 5 Years, Minimum [Dollars]	11,266
No Surrender Expense, 10 Years, Maximum [Dollars]	31,945
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 24,851
MetLife Financial Freedom Select e and e Bonus Class | BClassMember
Prospectus:
Deferred Sales Load, Footnotes [Text Block]	Represents the maximum Withdrawal Charges for B Class Deferred Annuities that hypothetically could be assessed in any state in any particular Contract Year. For B Class Deferred Annuities that are actually issued (except Deferred Annuities issued in Connecticut or New York and certain other states) the Withdrawal Charges for the B Class are as follows: during Contract Year 1:9%, Year 2: 9%, Year 3: 9%, Year 4: 9%, Year 5: 8%, Year 6: 7%, Year 7: 6%, Year 8: 5%, Year 9: 4%, Year 10: 3%, Year 11: 2%, Year 12: 1%, Year 13 and Thereafter: 0%. For Deferred Annuities issued in Connecticut and certain other states or for public school employees in certain states, the Withdrawal Charges for the B Class are as follows: Year 1:10%, Year 2: 9%, Year 3: 8%, Year 4: 7%, Year 5: 6%, Year 6: 5%, Year 7: 4%, Year 8: 3%, Year 9: 2%, Year 10: 1%, Year 11 and Thereafter: 0%. Deferred Annuities issued in New York and certain other states, the Withdrawal Charges for the B Class are as follows: during Contract Year 1: 9%; Year 2: 9%; Year 3: 8%; Year 4: 7%; Year 5: 6%; Year 6: 5%; Year 7: 4%; Year 8: 3%; Year 9: 2%; Year 10: 1%; Year 11 and thereafter: 0%.
MetLife Financial Freedom Select B, L and C Class
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
If you withdraw money from the Contract less than 13 Contract years after you purchased the Contract, you will be assessed a Withdrawal
Charge of up to 10% of the amount withdrawn.
For example, if you purchase a B Class for $100,000 and surrender your Contract during the first year, You will pay a Withdrawal Charge of up to $10,000.
Charges – Withdrawal Charges
Transaction Charges
In addition to Withdrawal Charges, you also may be charged for other transactions, such as transferring cash value among Divisions or between the Divisions and the Fixed Interest Account. Although
we do not currently charge a fee for transfers of cash value among
Divisions or between the Divisions and the Fixed Interest Account,
We reserve the right to impose a transfer fee of $25. Account reduction loans will incur a $75 account reduction loan initiation fee.
Charges – Transfer Fee
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	0.52%(1)	1.47%(1)
	Investment options (Portfolio fees and expenses)	0.53%(2)	1.21%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.10%(3)	0.95%(3)
(1)
As a percentage of your Account Balance in the Separate
Account. The Base Contract Fee includes 0.02% for the Annual
Contract Fee. The Annual Contract Fee is $30 annually. The
Annual Contract Fee may be waived under certain
circumstances. For classes B, C, and L this fee is waived if your total purchase payments for the prior 12 months are at least
$2,000 on the day the fee is deducted or if your Account
Balance is at least $25,000 on the day the fee is deducted and for e and e Bonus classes if your Account Balance is at least
$50,000 on the day the fee is deducted. The fee will be
deducted on a pro-rata basis (determined based upon the
number of complete months that have elapsed since the prior
Contract Anniversary) if You take a total withdrawal of your
Account Balance. This fee will not be deducted if You are on medical leave approved by your employer or called to active
armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-
out phase we reserve the right to deduct this fee.
(2)
As a percentage of average daily net assets of the Portfolio.
(3)
For the Enhanced Death Benefit: as a percentage of your
Account Balance in the Separate Account. For the GMIB fee: as
a percentage of your guaranteed minimum income base. For
the LWG fee: as a percentage of your total guaranteed
withdrawal amount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,002	$3,162
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio
fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract classes, optional
benefits and Portfolio fees
and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money from the Contract less than 13 Contract years after you purchased the Contract, you will be assessed a Withdrawal
Charge of up to 10% of the amount withdrawn.
For example, if you purchase a B Class for $100,000 and surrender your Contract during the first year, You will pay a Withdrawal Charge of up to $10,000.
Charges – Withdrawal Charges

Surrender Charge Example Maximum [Dollars]	$ 10,000
Transaction Charges [Text Block]
Transaction Charges
In addition to Withdrawal Charges, you also may be charged for other transactions, such as transferring cash value among Divisions or between the Divisions and the Fixed Interest Account. Although
we do not currently charge a fee for transfers of cash value among
Divisions or between the Divisions and the Fixed Interest Account,
We reserve the right to impose a transfer fee of $25. Account reduction loans will incur a $75 account reduction loan initiation fee.
Charges – Transfer Fee

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	0.52%(1)	1.47%(1)
	Investment options (Portfolio fees and expenses)	0.53%(2)	1.21%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.10%(3)	0.95%(3)
(1)
As a percentage of your Account Balance in the Separate
Account. The Base Contract Fee includes 0.02% for the Annual
Contract Fee. The Annual Contract Fee is $30 annually. The
Annual Contract Fee may be waived under certain
circumstances. For classes B, C, and L this fee is waived if your total purchase payments for the prior 12 months are at least
$2,000 on the day the fee is deducted or if your Account
Balance is at least $25,000 on the day the fee is deducted and for e and e Bonus classes if your Account Balance is at least
$50,000 on the day the fee is deducted. The fee will be
deducted on a pro-rata basis (determined based upon the
number of complete months that have elapsed since the prior
Contract Anniversary) if You take a total withdrawal of your
Account Balance. This fee will not be deducted if You are on medical leave approved by your employer or called to active
armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-
out phase we reserve the right to deduct this fee.
(2)
As a percentage of average daily net assets of the Portfolio.
(3)
For the Enhanced Death Benefit: as a percentage of your
Account Balance in the Separate Account. For the GMIB fee: as
a percentage of your guaranteed minimum income base. For
the LWG fee: as a percentage of your total guaranteed
withdrawal amount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,002	$3,162
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio
fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract classes, optional
benefits and Portfolio fees
and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.52%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.47%
Base Contract (N-4) Footnotes [Text Block]	(1)
As a percentage of your Account Balance in the Account. The Base Contract Fee includes 0.02% for the Annual Contract Fee. The Annual Contract Fee is $30 annually. The Annual Contract Fee may be waived under certain circumstances. For classes B, C, and L this fee is waived if your total purchase payments for the prior 12 months are at least $2,000 on the day the fee is deducted or if your Account Balance is at least $25,000 on the day the fee is deducted and for e and e Bonus classes if your Account Balance is at least $50,000 on the day the fee is deducted. The fee will be deducted on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary) if You take a total withdrawal of your Account Balance. This fee will not be deducted if You are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-out phase we reserve the right to deduct this fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.53%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.21%
Investment Options Footnotes [Text Block]	(2) As a percentage of average daily net assets of the
Optional Benefits Minimum [Percent]	0.10%
Optional Benefits Maximum [Percent]	0.95%
Optional Benefits Footnotes [Text Block]	(3)
For the Enhanced Death Benefit: as a percentage of your Account Balance in the Separate Account. For the GMIB fee: as a percentage of your guaranteed minimum income base. For the LWG fee: as a percentage of your total guaranteed withdrawal amount.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,002	$3,162
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio
fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract classes, optional
benefits and Portfolio fees
and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Lowest Annual Cost [Dollars]	$ 1,002
Highest Annual Cost [Dollars]	$ 3,162
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•Withdrawal Charges may apply to withdrawals made less than 13
Contract years after you purchased the Contract. Withdrawal
Charges will reduce the value of your Contract if you withdraw money during that time.
•The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
•Each investment option (including the Fixed Interest Account investment option) will have its own unique risks.
•You should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Risk of Contract Termination	•Subject to certain limitations, if your Account Balance falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.	Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits are subject to the claims-paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting
https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Interest Account, We reserve the right to impose a transfer fee of $25.The Lifetime Withdrawal Guarantee imposes restrictions and limitations on your choice of Portfolios. These restrictions and requirements are intended to protect the Company and reduce the likelihood that we will have to pay guaranteed benefits under the Lifetime Withdrawal Guarantee out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the Portfolios – this means your opportunity for investment gains may be limited.We reserve the right to add, remove or substitute Portfolios.The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Optional Benefit Restrictions [Text Block]	Many optional benefits limit or restrict the Portfolios You may select under the Contract. We may change these restrictions in the future.You are required to have a certain Contract value for some optional benefits. If withdrawals reduce Your Contract below this value, your optional benefits may be reduced or terminated.Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.If your annuity was issued in connection with an employer plan, you should check with your employer regarding the availability of riders.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.•There is no additional tax benefit if You purchase the through a tax-qualified plan or individual retirement account (IRA).•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	FEES The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between investment options. State premium taxes may also be deducted. Transaction Fees
	B Class	C Class	L Class	e Class	e Bonus Class
Sales Load Imposed on Purchases	None	None	None	None	None
Withdrawal Charge (as a percentage of the amount withdrawn)(1)	10%(4)	None	9%	None	3%
Transfer Fee(2)	$25	$25	$25	$25	$25
Account Reduction Loan Initiation Fee(3)	$75	$75	$75	$75	$75
Premium Tax Charges(5)	3.50%	3.50%	3.50%	3.50%	3.50%
(1)There are times when the Withdrawal Charge does not apply to amounts that are withdrawn from the Deferred Annuity. For example, after the first Contract Year, each year You may withdraw up to 10% of your Account Balance without a Withdrawal Charge. These withdrawals are made on a non-cumulative basis.A Withdrawal Charge may apply if You take a withdrawal from your Deferred Annuity. The charge on the amount withdrawn for each class is calculated according to the following schedule:
If withdrawn during Contract Year	B Class(4)	C Class	L Class	e Class	e Bonus Class
1	10%	None	9%	None	3%
2	9%	—	8%	—	3%
3	9%	—	7%	—	3%
4	9%	—	6%	—	3%
5	8%	—	5%	—	3%
6	7%	—	4%	—	3%
7	6%	—	2%	—	3%
8	5%	—	0%	—	0%
9	4%	—	0%	—	0%
10	3%	—	0%	—	0%
11	2%	—	0%	—	0%
12	1%	—	0%	—	0%
Thereafter	0%	—	0%	—	0%
(2)Although not currently charged, we reserve the right to limit transfers as described later in this Prospectus and we reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.(3)The fee may be waived for certain groups.(4)Represents the maximum Withdrawal Charges for B Class Deferred Annuities that hypothetically could be assessed in any state in any particular Contract Year. For B Class Deferred Annuities that are actually issued (except Deferred Annuities issued in Connecticut or New York and certain other states) the Withdrawal Charges for the B Class are as follows: during Contract Year 1:9%, Year 2: 9%, Year 3: 9%, Year 4: 9%, Year 5: 8%, Year 6: 7%, Year 7: 6%, Year 8: 5%, Year 9: 4%, Year 10: 3%, Year 11: 2%, Year 12: 1%, Year 13 and Thereafter: 0%. For Deferred Annuities issued in Connecticut and certain other states or for public school employees in certain states, the Withdrawal Charges for the B Class are as follows: Year 1:10%, Year 2: 9%, Year 3: 8%, Year 4: 7%, Year 5: 6%, Year 6: 5%, Year 7: 4%, Year 8: 3%, Year 9: 2%, Year 10: 1%, Year 11 and Thereafter: 0%. Deferred Annuities issued in New York and certain other states, the Withdrawal Charges for the B Class are as follows: during Contract Year 1: 9%; Year 2: 9%; Year 3: 8%; Year 4: 7%; Year 5: 6%; Year 6: 5%; Year 7: 4%; Year 8: 3%; Year 9: 2%; Year 10: 1%; Year 11 and thereafter: 0%.(5)Premium taxes depend on the state and range from 0- 3.50% of Contract Value (or, if applicable purchase payments).The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. Annual Contract Expenses
Expense	B Class	C Class	L Class	e Class	e Bonus Class
Administrative Expenses(1)	$30	$30	$30	$30	$30
Base Contract Expenses (as a percentage of average Account Balance)(2)(3)	1.15%	1.45%	1.30%	0.50%	0.95%
Optional Annual Step-Up Death Benefit (as a percentage of average Account Balance)	0.10%	0.10%	0.10%	0.10%	0.10%
Optional Guaranteed Minimum Income Benefit(4)	0.70%	0.70%	0.70%	0.70%	0.70%
Optional Lifetime Withdrawal Guarantee Benefit (maximum charge)(5)	0.95%	0.95%	0.95%	0.95%	0.95%
Optional Lifetime Withdrawal Guarantee Benefit (current charge)(5)	0.95%	0.95%	0.95%	0.95%	0.95%
Expense	B Class	C Class	L Class	e Class	e Bonus Class
Account Reduction Loan Maintenance Fee (per loan outstanding)(6)	$50	$50	$50	$50	$50
(1)The Annual Contract Fee is $30 annually. The Annual Contract Fee may be waived under certain circumstances. For classes B, C, and L this fee is waived if your total purchase payments for the prior 12 months are at least $2,000 on the day the fee is deducted or if your Account Balance is at least $25,000 on the day the fee is deducted and for e and e Bonus classes if your Account Balance is at least $50,000 on the day the fee is deducted. The fee will be deducted on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary) if You take a total withdrawal of your Account Balance. This fee will not be deducted if You are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-out phase we reserve the right to deduct this fee.(2)You pay the Base Contract Expenses for your class of the Deferred Annuity during the pay-in phase of your Contract. Charges for optional benefits are those for a Deferred Annuity purchased after April 30, 2009. Different charges may have been in effect for prior time periods.(3)The Base Contract Expenses for the e Bonus Class will be reduced by 0.45% to 0.50% after You have held the Contract for seven years.(4)You may only have one living benefit, the Guaranteed Minimum Income Benefit or the Lifetime Withdrawal Benefit,associated with your policy at any given time. The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Your Investment Options(net of any loans). (We take amounts from the Separate Account by canceling, if available, Accumulation Units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract. Different charges for the Guaranteed Minimum Income Benefit were in effect prior to May 4, 2009.(5)The charge for the Lifetime Withdrawal Guarantee Benefit is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance. (We take amounts from the Separate Account by canceling Accumulation Units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract or after your rider terminates. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the current charge, but no more than a maximum of 0.95%. Different charges for the optional Lifetime Withdrawal Guarantee Benefit were in effect prior to May 4, 2009. If, at the time the Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Automatic Annual Step-Up. (See Lifetime Withdrawal Guarantee Benefit for more information.)(6)The fee may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolios.(1) A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A-Portfolio Companies Available Under the Contract” at the back of this Prospectus. Annual Portfolio Company Expenses
	Minimum	Maximum
expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.53%	1.21%
(1)Investments in the American Funds® Division are subject to a platform charge of 0.25%. We reserve the right to impose an additional platform charge on Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Balance in any such Divisions.Examples These Examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Contract Expenses and Annual Portfolio Expenses. The Examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Examples 1 through 5 assume the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Examples 6 through 10 assume You purchased the Contract with no optional benefits that resulted in the least expensive combination of charges.
Deferred Sales Load, Footnotes [Text Block]	There are times when the Withdrawal Charge does not apply to amounts that are withdrawn from the Deferred Annuity. For example, after the first Contract Year, each year You may withdraw up to 10% of your Account Balance without a Withdrawal Charge. These withdrawals are made on a non-cumulative basis.A Withdrawal Charge may apply if You take a withdrawal from your Deferred Annuity. The charge on the amount withdrawn for each class is calculated according to the following schedule:
Exchange Fee, Footnotes [Text Block]	Although not currently charged, we reserve the right to limit transfers as described later in this Prospectus and we reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.
Base Contract Expense, Footnotes [Text Block]	The Annual Contract Fee is $30 annually. The Annual Contract Fee may be waived under certain circumstances. For classes B, C, and L this fee is waived if your total purchase payments for the prior 12 months are at least $2,000 on the day the fee is deducted or if your Account Balance is at least $25,000 on the day the fee is deducted and for e and e Bonus classes if your Account Balance is at least $50,000 on the day the fee is deducted. The fee will be deducted on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary) if You take a total withdrawal of your Account Balance. This fee will not be deducted if You are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-out phase we reserve the right to deduct this fee.(2)You pay the Base Contract Expenses for your class of the Deferred Annuity during the pay-in phase of your Contract. Charges for optional benefits are those for a Deferred Annuity purchased after April 30, 2009. Different charges may have been in effect for prior time periods.(3)The Base Contract Expenses for the e Bonus Class will be reduced by 0.45% to 0.50% after You have held the Contract for seven years.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.53%	1.21%

Portfolio Company Expenses Minimum [Percent]	0.53%
Portfolio Company Expenses Maximum [Percent]	1.21%
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS Investing in the Contracts involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus. Risk of Loss. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal. Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. Withdrawal Charges may apply for up to 13 Contract years after you purchased the Contract. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon. Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolio You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus. Contract Termination Subject to certain limitations, if your Account Balance falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract. Investment Restrictions – Opportunity Risks. The Lifetime Withdrawal Guarantee imposes restrictions and limitations on your choice of Portfolios. These restrictions and requirements are intended to protect the Company and reduce the likelihood that we will have to pay guaranteed benefits under the Lifetime Withdrawal Guarantee out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the Portfolios – this means your opportunity for investment gains may be limited. Risks Associated with the Company. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits are subject to the claims-paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract. Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract. Taxation Risk. Although the provisions of the Code relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged. Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times. Bonus Class Risk. Expenses of a class that includes a bonus feature may be higher than expenses of a class of the Deferred Annuity without the bonus, and the additional amount of the bonus may be more than offset by the additional fees and charges associated with the bonus Class, including Withdrawal Charges. Any bonus associated with the class will be retrieved upon exercise of a “free look” cancellation. Pandemics and Other Public Health Issues. The pandemic spread of the novel coronavirus COVID-19 has caused and may continue to cause illnesses and deaths. This pandemic, other pandemics, and their related major public health issues, and governmental, business and consumer reactions to them, have affected and may continue to have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing uncertainty, and creating the potential for more rapid changes to which the Company may find it more difficult to adjust. For example, regulatory action in response to pandemics or other health issues may impose new requirements affecting the Company’s obligations under your Contract exposing the Company to risks and costs that the Company is unable to foresee or underwrite. Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military and other actions such as the Russia-Ukraine conflict, and heightened security measures may cause significant volatility in global financial markets and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of our investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Additionally, the performance of the Indexes may be adversely affected. This risk could be higher for Indexes with exposure to European or Russian markets, including the MSCI EAFE index. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Benefits Available [Table Text Block]
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit
Guarantees that the
death benefit will not
be less than the
greatest of (1) your
Account Balance less
any outstanding loans;
or (2) total purchase
payment reduced
proportionately by the
percentage reduction
in Account Balance
attributable to each
partial withdrawal less
any outstanding loans
(including any
applicable withdrawal
charge).
		Standard	None	•Withdrawals could significantly reduce the benefit.
Annual Step-Up Death Benefit
Guarantees that the
death benefit will not
be less than the greater
of (1) your Account
Balance; (2) total
purchase payments
reduced
proportionately for
withdrawals and any
outstanding loans
(including any
applicable Withdrawal
Charge) or (3) "Highest
Anniversary Value" as
of each contract
anniversary prior to
your 81st birthday.
		Optional	0.10% as a percentage of your average Account Balance	•Withdrawals could significantly reduce the benefit. •You may not purchase this benefit if You are 80 years of age or older. •Available only at issue.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Guaranteed Minimum Income Benefit	Designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance of your Account Balance during the pay-in phase.	Optional	0.70% of your Guaranteed Minimum Income Base
•No longer available
for sale.
•You may not have
this optional benefit
and another optional
living benefit
(Lifetime
Withdrawal
Guarantee) in effect
at the same time.
•Age restrictions
apply.
•May only be
exercised after a
10-year waiting
period.
•Availability subject
to state.
•Cannot be
terminated.
•Withdrawals could
significantly reduce
the benefit.

Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Lifetime Withdrawal Guarantee Benefit
Guaranteed Payments
for Life. So long as You
make your first
withdrawal on or after
the date You reach age
59 1∕2, the LWG
guarantees that we will
make payments to You
over your lifetime, even
if your Remaining
Guaranteed
Withdrawal Amount
and/or Account
Balance decline to
zero.
		Optional	0.95% of your Total Guaranteed Withdrawal Amount
•No longer available
for sale.
•Benefit limits
available investment
options. (See “LWG -
Investment
Allocation
Restrictions” below).
•Age restrictions
apply.
•You may not have
this optional benefit
and another optional
living benefit
(Guaranteed
Minimum Income
Benefit) in effect at
the same time.
•In the first 15
contract years you
may only cancel this
benefit every 5
Contract Years.
Thereafter you may
cancel annually
within 30 days
following the eligible
Contract
Anniversary.

Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement	Allows you to withdraw money without a Withdrawal Charge in the event of nursing home or hospital confinement, subject to certain conditions.	Standard	No charge
•Only available after
the first Contract
Year.
•Age restrictions,
ownership
requirements and
doctor certification
requirements apply.
•Must be approved in
your state.
•You must meet
certain length of
confinement
requirements.

Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Waiver of Withdrawal Charge for Terminal Illness	Allows you to withdraw money without a Withdrawal Charge in the event of a terminal illness, subject to certain conditions.	Standard	No charge
•Only available after
the first Contract
Year.
•Age restrictions,
ownership
requirements and
doctor certification
requirements apply.
•Must be approved in
your state.
•Certain
requirements
relating to the
nature of the
terminal illness
apply.
•You must not have
been diagnosed with
the terminal illness
as of the Contract
issue date.

The Equity Generator	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	•If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
The Rebalancer®
You select a specific
asset allocation for
your entire Account
Balance from among
the Divisions and the
Fixed Interest Account,
if available. Each
quarter we transfer
amounts among these
options to bring the
percentage of your
Account Balance in
each option back to
your original
allocation.
		Standard	None	•In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Index Selector®
You may select one of
five asset allocation
models which are
designed to correlate
to various risk
tolerance levels. Each
quarter the percentage
in each of the Divisions
in which the model
invests and any Fixed
Interest Account is
brought back to the
selected model
percentage by
transferring amounts
among the Divisions
and any Fixed Interest
Account
		Standard	None	•Benefit limits available investment options. •The Index Selector is not available with the Optional Lifetime Withdrawal Guarantee.
The Allocator	Transfers a dollar amount of your choice from the Fixed Interest Account to any of the Divisions you choose on a monthly basis.	Standard	None	•Minimum periodic transfer of $50 is required. •Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Systematic Withdrawal Program	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.	Standard	None
•Not available under
the 457(b) Deferred
Annuity issued to
tax-exempt
organizations.
•Not available in all
states.
•Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
•Subject to our
required minimums
and administrative
restrictions.
•Not available to the
B and L Classes of
the Deferred
Annuities until the
second Contract
Year.
•Not available in
conjunction with any
automated
investment strategy.

Operation of Benefit [Text Block]	Living Benefits GMIB — (may also be known as the “Predictor” in our sales literature and advertising) We offer the GMIB that, for an additional charge, offers protection against market risk (the risk that your investments may decline in value or underperform your expectations). Our guaranteed income benefit, called GMIB, is designed to allow You to invest your Account Balance in the market while at the same time assuring a specified guaranteed level of minimum fixed income payments if You elect to receive income payments (“annuitize”). The fixed annuity payment amount is guaranteed regardless of investment performance or the actual Account Balance at the time You elect income payments. Prior to exercising this optional benefit and annuitizing your Contract, You may make withdrawals up to a maximum level and still maintain the optional benefit amount. This optional benefit must be elected at Contract issue. This optional benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance of your Account Balance during the pay-in phase. However, if applying your actual Account Balance at the time You annuitize the Contract to then current annuity purchase rates (outside of the optional benefit) produces higher income payments, You will receive the higher payments, and thus You will have paid for the optional benefit even though it was not used. Also, prior to exercising the optional benefit, You may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the optional benefit guarantees intact, provided the conditions of the optional benefit are met. Your registered representative can provide You an illustration of the amounts You would receive, with or without withdrawals, if You exercised the optional benefit. The GMIB is available in all states except New York. In the states of Montana, Utah and West Virginia, the GMIB is only available for elective TSA (non-ERISA) and SEP/SIMPLE Deferred Annuities. In Oregon, the GMIB is only available for TSA ERISA, 403(a) and 457(b) Deferred Annuities. As of the close of the Exchange on October 4, 2013, the GMIB is not available for sale to any new employer sponsored retirement plan or to any new participants under an existing employer sponsored retirement plan. Once elected, the optional benefit cannot be terminated except as discussed below. GMIB and Qualified Contracts The GMIB may have limited usefulness in connection with a qualified Contract, such as TSA, TSA ERISA, IRA, 403(a) or 457(b), in circumstances where, due to the 10-year waiting period after purchase, the Contract Owner is unable to exercise the benefit until after the required beginning date of required minimum distributions under the Contract. In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB. If You take a full withdrawal of your Account Balance, your Contract is terminated by us due to its small Account Balance and inactivity (see “When We Can Cancel your Contract”), your Contract lapses for any reason, or in those instances where your employer has the ability to do so your employer terminates the Contract, and there remains any income base, You forfeit your income base and any further rights to the GMIB. Facts About the Guaranteed Minimum Income Benefit Income Base and GMIB Income Payments. We calculate an “income base” (as described below) that determines, in part, the minimum amount You receive as an income payment upon exercising the GMIB and annuitizing the Contract. It is important to recognize that this income base is not available for cash withdrawals and does not establish or guarantee your Account Balance or a minimum return for any Division. After a minimum 10-year waiting period, and not more than 30 days after the Contract Anniversary following your 85th birthday, You may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly income payments. (Your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment.) If your employer, association or other group contract holder has instituted account reduction loans for its plan or arrangement, You have taken a loan and You have also purchased the GMIB, we will not treat amounts withdrawn from your Account Balance on account of a loan as a withdrawal from the Contract for purposes of determining the income base. In addition, we will not treat the repayment of loan amounts as a purchase payment to the Contract for the purposes of determining the income base. The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income type You select, your age, and your sex (where permitted by state law). The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Balance on your annuity date to then-current annuity purchase rates. If You exercise the GMIB, your income payments will be the greater of: •the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or•the income payment determined for the same income type in accordance with the base Contract. (See “Pay-Out Options (or Income Options).”)If You choose not to receive income payments as guaranteed under the GMIB, You may elect any of the income options available under the Contract. If the amount of the guaranteed minimum lifetime income that the GMIB produces is less than the amount of annuity income that would be provided by applying your Account Balance on the Annuity Date to the then-current annuity purchase rates, then You would have paid for an optional benefit You did not use.
Prospectuses Available [Text Block]	The following is a list of Portfolios currently available. You should check with your Employer as to which Portfolios are available under your Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000211. You can also request this information at no cost by calling 800-560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. As noted in Appendix A below, not all Portfolios are available under all Contracts and you should ask your employer for a list of available Portfolios. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Deferred Annuity may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund*(1) - Class 2 Capital Research and Management CompanySM	0.91%	0.25%	1.16%	-29.55%	2.79%	6.84%
US Equity	American Funds Growth Fund(1) - Class 2 Capital Research and Management CompanySM	0.59%	0.25%	0.84%	-29.94%	11.14%	13.64%
US Equity	American Funds Growth- Income Fund(1) - Class 2 Capital Research and Management CompanySM	0.53%	0.25%	0.78%	-16.50%	7.83%	11.54%
US Fixed Income	American Funds The Bond Fund of America*(1) - Class 2 Capital Research and Management CompanySM	0.46%	0.25%	0.71%	-12.58%	0.76%	1.36%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	—	—	-16.76%	4.29%	6.85%
Allocation	American Funds® Growth Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.99%	—	—	-18.52%	5.17%	8.43%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.93%	—	—	-14.63%	3.48%	5.54%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	BlackRock Bond Income Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.63%	—	—	-14.36%	0.06%	1.29%
US Equity	BlackRock Capital Appreciation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.88%	—	—	-37.75%	7.41%	11.39%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.98%	—	—	-20.15%	5.16%	8.67%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.88%	—	—	-12.69%	1.53%	2.71%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.87%	—	—	-13.84%	2.58%	4.38%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.90%	—	—	-15.33%	3.69%	6.07%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.93%	—	—	-17.97%	4.52%	7.53%
US Equity	Brighthouse Small Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers/Allspring Global Investments, LLC	1.08%	—	—	-13.09%	4.44%	8.79%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.01%	—	—	-12.84%	4.56%	8.02%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	—	—	-4.74%	0.50%	0.85%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.86%	—	—	-5.31%	11.17%	12.50%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.79%	—	—	-19.21%	8.55%	12.18%
Allocation	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.64%	—	—	-15.41%	6.32%	7.57%
Sector	CBRE Global Real Estate Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.89%	—	—	-24.99%	1.77%	3.50%
Allocation	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.76%	—	—	-16.64%	3.84%	6.51%
Allocation	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.79%	—	—	-17.09%	4.34%	7.22%
Allocation	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.84%	—	—	-17.89%	5.12%	8.11%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
Allocation	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	—	—	-18.41%	5.62%	8.44%
Allocation	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	—	—	-18.42%	5.63%	8.51%
Allocation	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	—	—	-18.47%	5.61%	8.53%
Allocation	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	—	—	-18.46%	—	—
Allocation	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.88%	—	—	-18.38%	—	—
International Equity	Harris Oakmark International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.97%	—	—	-16.00%	-1.94%	4.15%
Global Equity	Invesco Global Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	—	—	-31.84%	2.79%	7.78%
US Equity	Invesco Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	—	—	-35.15%	4.23%	9.83%
US Equity	Jennison Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.79%	—	—	-39.02%	8.14%	12.77%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.03%	—	—	-23.30%	3.95%	6.73%
US Equity	Loomis Sayles Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.82%	—	—	-28.00%	5.28%	10.08%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.13%	—	—	-15.28%	5.06%	9.61%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.11%	—	—	-23.10%	7.49%	11.34%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.52%	—	—	-13.31%	-0.44%	0.57%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.54%	—	—	-13.44%	6.19%	10.24%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.63%	—	—	-14.64%	1.16%	4.13%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
US Equity	MetLife Russell 2000® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.56%	—	—	-20.44%	3.84%	8.73%
US Equity	MetLife Stock Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	—	—	-18.51%	8.88%	12.00%
International Equity	MFS® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	—	—	-17.57%	2.81%	4.75%
Allocation	MFS® Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.85%	—	—	-9.87%	4.92%	7.12%
US Equity	MFS® Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	—	—	-6.22%	7.26%	11.00%
US Equity	Morgan Stanley Discovery Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	—	—	-62.52%	5.49%	8.36%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Neuberger Berman Genesis Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.05%	—	—	-19.32%	7.43%	10.47%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.02%	—	—	-11.88%	1.83%	0.73%
US Fixed Income	PIMCO Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.74%	—	—	-14.56%	-0.22%	0.81%
Allocation	SSGA Growth and Income ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.79%	—	—	-15.38%	3.33%	5.40%
Allocation	SSGA Growth ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.82%	—	—	-15.87%	4.13%	6.64%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	—	—	-40.67%	4.65%	11.00%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.95%	—	—	-22.53%	7.19%	11.91%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.75%	—	—	-22.34%	5.84%	11.07%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.84%	—	—	-2.70%	9.85%	10.16%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC (Legg Mason)	0.80%	—	—	-16.93%	-0.07%	1.94%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC (Legg Mason)	0.74%	—	—	-9.17%	-0.06%	0.43%

Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	9.17%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	0.43%
Some Portfolio Companies not Available for All Benefits [Text Block]	Investment Allocation Restrictions For Certain Optional Benefits Index Selector: If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Interest Account: MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index
MetLife Russell 2000 Index
MetLife Mid Cap Stock Index
Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
MetLife Financial Freedom Select B, L and C Class | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).•Each investment option (including the Fixed Interest Account investment option) will have its own unique risks.•You should review these investment options before making an investment decision.
Principal Risk [Text Block]	Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolio You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
MetLife Financial Freedom Select B, L and C Class | ContractTerminationMember
Prospectus:
Principal Risk [Text Block]	Contract Termination Subject to certain limitations, if your Account Balance falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.
MetLife Financial Freedom Select B, L and C Class | InvestmentRestrictionsOpportunityRisksMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions – Opportunity Risks. The Lifetime Withdrawal Guarantee imposes restrictions and limitations on your choice of Portfolios. These restrictions and requirements are intended to protect the Company and reduce the likelihood that we will have to pay guaranteed benefits under the Lifetime Withdrawal Guarantee out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the Portfolios – this means your opportunity for investment gains may be limited.
MetLife Financial Freedom Select B, L and C Class | RisksAssociatedwiththeCompanyMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with the Company. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits are subject to the claims-paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
MetLife Financial Freedom Select B, L and C Class | ConflictsofInterestMember
Prospectus:
Principal Risk [Text Block]	Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
MetLife Financial Freedom Select B, L and C Class | SuitabilityMember
Prospectus:
Principal Risk [Text Block]	Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
MetLife Financial Freedom Select B, L and C Class | TaxRiskMember
Prospectus:
Principal Risk [Text Block]	Taxation Risk. Although the provisions of the Code relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
MetLife Financial Freedom Select B, L and C Class | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
MetLife Financial Freedom Select B, L and C Class | BonusClassRiskMember
Prospectus:
Principal Risk [Text Block]	Bonus Class Risk. Expenses of a class that includes a bonus feature may be higher than expenses of a class of the Deferred Annuity without the bonus, and the additional amount of the bonus may be more than offset by the additional fees and charges associated with the bonus Class, including Withdrawal Charges. Any bonus associated with the class will be retrieved upon exercise of a “free look” cancellation.
MetLife Financial Freedom Select B, L and C Class | PandemicsAndOtherPublicHealthIssuesMember
Prospectus:
Principal Risk [Text Block]	Pandemics and Other Public Health Issues. The pandemic spread of the novel coronavirus COVID-19 has caused and may continue to cause illnesses and deaths. This pandemic, other pandemics, and their related major public health issues, and governmental, business and consumer reactions to them, have affected and may continue to have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing uncertainty, and creating the potential for more rapid changes to which the Company may find it more difficult to adjust. For example, regulatory action in response to pandemics or other health issues may impose new requirements affecting the Company’s obligations under your Contract exposing the Company to risks and costs that the Company is unable to foresee or underwrite.
MetLife Financial Freedom Select B, L and C Class | TerrorismSecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military and other actions such as the Russia-Ukraine conflict, and heightened security measures may cause significant volatility in global financial markets and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of our investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Additionally, the performance of the Indexes may be adversely affected. This risk could be higher for Indexes with exposure to European or Russian markets, including the MSCI EAFE index. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
MetLife Financial Freedom Select B, L and C Class | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Contract, including loss of principal.
Principal Risk [Text Block]	Risk of Loss. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
MetLife Financial Freedom Select B, L and C Class | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.•Withdrawal Charges may apply to withdrawals made less than 13 Contract years after you purchased the Contract. Charges will reduce the value of your Contract if you withdraw money during that time.•The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1∕2.
Principal Risk [Text Block]	Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1∕2. Withdrawal Charges may apply for up to 13 Contract years after you purchased the Contract. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
MetLife Financial Freedom Select B, L and C Class | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits are subject to the claims-paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting https://www.metlife.com/about-us/corporate-profile/ratings.
MetLife Financial Freedom Select B, L and C Class | AmericanFundsGlobalSmallCapitalizationFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund*(1) - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	29.55%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	6.84%
MetLife Financial Freedom Select B, L and C Class | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund(1) - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	29.94%
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
MetLife Financial Freedom Select B, L and C Class | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund(1) - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
MetLife Financial Freedom Select B, L and C Class | AmericanFundsTheBondFundofAmericaClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America*(1) - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.46%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	1.36%
MetLife Financial Freedom Select B, L and C Class | AmericanFundsBalancedAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	16.76%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	6.85%
MetLife Financial Freedom Select B, L and C Class | AmericanFundsGrowthAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Name [Text Block]	American Funds® Growth Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	18.52%
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	8.43%
MetLife Financial Freedom Select B, L and C Class | AmericanFundsModerateAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	5.54%
MetLife Financial Freedom Select B, L and C Class | BlackRockBondIncomePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.36%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	1.29%
MetLife Financial Freedom Select B, L and C Class | BlackRockCapitalAppreciationPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	37.75%
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	11.39%
MetLife Financial Freedom Select B, L and C Class | BrighthouseAssetAllocation100PortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	20.15%
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.67%
MetLife Financial Freedom Select B, L and C Class | BrighthouseAssetAllocation20PortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	2.71%
MetLife Financial Freedom Select B, L and C Class | BrighthouseAssetAllocation40PortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.84%
Average Annual Total Returns, 5 Years [Percent]	2.58%
Average Annual Total Returns, 10 Years [Percent]	4.38%
MetLife Financial Freedom Select B, L and C Class | BrighthouseAssetAllocation60PortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.07%
MetLife Financial Freedom Select B, L and C Class | BrighthouseAssetAllocation80PortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.97%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	7.53%
MetLife Financial Freedom Select B, L and C Class | BrighthouseSmallCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers/Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	8.79%
MetLife Financial Freedom Select B, L and C Class | BrighthouseArtisanMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Artisan Mid Cap Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	8.02%
MetLife Financial Freedom Select B, L and C Class | BrighthouseFranklinLowDurationTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	0.50%
Average Annual Total Returns, 10 Years [Percent]	0.85%
MetLife Financial Freedom Select B, L and C Class | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.31%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]	12.50%
MetLife Financial Freedom Select B, L and C Class | BrighthouseWellingtonLargeCapResearchPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	19.21%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.18%
MetLife Financial Freedom Select B, L and C Class | CalvertVPSRIBalancedPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	15.41%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	7.57%
MetLife Financial Freedom Select B, L and C Class | CBREGlobalRealEstatePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	24.99%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.50%
MetLife Financial Freedom Select B, L and C Class | Freedom2025PortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2025 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	16.64%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.51%
MetLife Financial Freedom Select B, L and C Class | Freedom2030PortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.09%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.22%
MetLife Financial Freedom Select B, L and C Class | Freedom2035PortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2035 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.89%
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	8.11%
MetLife Financial Freedom Select B, L and C Class | Freedom2040PortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.44%
MetLife Financial Freedom Select B, L and C Class | Freedom2045PortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2045 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.42%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	8.51%
MetLife Financial Freedom Select B, L and C Class | Freedom2050PortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.47%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	8.53%
MetLife Financial Freedom Select B, L and C Class | Freedom2060PortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2060 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.46%
MetLife Financial Freedom Select B, L and C Class | HarrisOakmarkInternationalPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.38%
MetLife Financial Freedom Select B, L and C Class | InvescoGlobalEquityPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	16.00%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	4.15%
MetLife Financial Freedom Select B, L and C Class | InvescoSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	31.84%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	7.78%
MetLife Financial Freedom Select B, L and C Class | JennisonGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Jennison Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	35.15%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	9.83%
MetLife Financial Freedom Select B, L and C Class | LoomisSaylesGlobalAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Global Allocation Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	39.02%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	12.77%
MetLife Financial Freedom Select B, L and C Class | LoomisSaylesGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	23.30%
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	6.73%
MetLife Financial Freedom Select B, L and C Class | LoomisSaylesSmallCapCorePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Core Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.00%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	10.08%
MetLife Financial Freedom Select B, L and C Class | LoomisSaylesSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.28%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	9.61%
MetLife Financial Freedom Select B, L and C Class | MetLifeAggregateBondIndexPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	7.49%
Average Annual Total Returns, 10 Years [Percent]	11.34%
MetLife Financial Freedom Select B, L and C Class | MetLifeMidCapStockIndexPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	13.31%
Average Annual Total Returns, 5 Years [Percent]	0.44%
Average Annual Total Returns, 10 Years [Percent]	0.57%
MetLife Financial Freedom Select B, L and C Class | MetLifeMSCIEAFEIndexPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	13.44%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	10.24%
MetLife Financial Freedom Select B, L and C Class | MetLifeRussell2000IndexPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	4.13%
MetLife Financial Freedom Select B, L and C Class | MetLifeStockIndexPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	20.44%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	8.73%
MetLife Financial Freedom Select B, L and C Class | MFSResearchInternationalPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Research International Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	18.51%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	12.00%
MetLife Financial Freedom Select B, L and C Class | MFSTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	4.75%
MetLife Financial Freedom Select B, L and C Class | MFSValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	7.12%
MetLife Financial Freedom Select B, L and C Class | MorganStanleyDiscoveryPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.22%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	11.00%
MetLife Financial Freedom Select B, L and C Class | NeubergerBermanGenesisPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	62.52%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	8.36%
MetLife Financial Freedom Select B, L and C Class | PIMCOInflationProtectedBondPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	19.32%
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	10.47%
MetLife Financial Freedom Select B, L and C Class | PIMCOTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	11.88%
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	0.73%
MetLife Financial Freedom Select B, L and C Class | SSGAGrowthandIncomeETFPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	SSGA Growth and Income ETF Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.56%
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	0.81%
MetLife Financial Freedom Select B, L and C Class | SSGAGrowthETFPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	SSGA Growth ETF Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	5.40%
MetLife Financial Freedom Select B, L and C Class | TRowePriceLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.87%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	6.64%
MetLife Financial Freedom Select B, L and C Class | TRowePriceMidCapGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid Cap Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	40.67%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	11.00%
MetLife Financial Freedom Select B, L and C Class | TRowePriceSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	22.53%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	11.91%
MetLife Financial Freedom Select B, L and C Class | VictorySycamoreMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	22.34%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	11.07%
MetLife Financial Freedom Select B, L and C Class | WesternAssetManagementStrategicBondOpportunitiesPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC(Legg Mason)
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	2.70%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	10.16%
MetLife Financial Freedom Select B, L and C Class | WesternAssetManagementUSGovernmentPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC(Legg Mason)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	1.94%
MetLife Financial Freedom Select B, L and C Class | Freedom2055PortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2055 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
MetLife Financial Freedom Select B, L and C Class | MetLifeAggregateBondIndexPortfolioClassAMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
MetLife Financial Freedom Select B, L and C Class | MetLifeStockIndexPortfolioClassAMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
MetLife Financial Freedom Select B, L and C Class | MetLifeMSCIEAFEIndexPortfolioClassAMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
MetLife Financial Freedom Select B, L and C Class | MetLifeRussell2000IndexPortfolioClassAMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
MetLife Financial Freedom Select B, L and C Class | MetLifeMidCapStockIndexPortfolioClassGMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
MetLife Financial Freedom Select B, L and C Class | AnnualStepUpDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Calculation Method of Benefit [Text Block]	Annual Step-Up Death Benefit The Annual Step-Up Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; or (2) "Highest Anniversary Value" as of each contract anniversary prior to your 81st birthday. You may not purchase this benefit if You are 80 years of age or older. You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of: 1.The Account Balance, less any outstanding loans;2.Total purchase payments reduced proportionately for withdrawals and any outstanding loans (including any applicable Withdrawal Charge); or3.“Highest Anniversary Value” as of each Contract Anniversary, determined as follows:•At issue, the Highest Anniversary Value is your initial purchase payment;•Increase the Highest Anniversary Value by each subsequent purchase payment;•Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans (including any applicable Withdrawal Charge);•On each Contract Anniversary before your 81st birthday, compare the (1) then Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.•After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:•Increase the Highest Anniversary Value by each subsequent purchase payment or•Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans (including any applicable Withdrawal Charge).For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Balance immediately before the withdrawal. The Annual Step-Up Death Benefit is available for a charge, in addition to the Standard Death Benefit charge, of 0.10% annually of the average daily value of the amount You have in the Separate Account. Example: Notes to Example: Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn. The Account Balances on 10/1/21 and 10/2/21 are assumed to be equal prior to the withdrawal. The purchaser is age 60 at issue. There are no loans.
MetLife Financial Freedom Select B, L and C Class | GuaranteedMinimumIncomeBenefitMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	You may only have one living benefit, the Guaranteed Minimum Income Benefit or the Lifetime Withdrawal Benefit,associated with your policy at any given time. The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Your Investment Options(net of any loans). (We take amounts from the Separate Account by canceling, if available, Accumulation Units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract. Different charges for the Guaranteed Minimum Income Benefit were in effect prior to May 4, 2009.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.70%
Optional Benefit [Flag]	true
Optional Benefit Expense, Footnotes [Text Block]	You may only have one living benefit, the Guaranteed Minimum Income Benefit or the Lifetime Withdrawal Benefit,associated with your policy at any given time. The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Your Investment Options(net of any loans). (We take amounts from the Separate Account by canceling, if available, Accumulation Units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract. Different charges for the Guaranteed Minimum Income Benefit were in effect prior to May 4, 2009.
MetLife Financial Freedom Select B, L and C Class | LifetimeWithdrawalGuaranteeBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.95%
Optional Benefit Expense, Footnotes [Text Block]	The charge for the Lifetime Withdrawal Guarantee Benefit is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance. (We take amounts from the Separate Account by canceling Accumulation Units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract or after your rider terminates. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the current charge, but no more than a maximum of 0.95%. Different charges for the optional Lifetime Withdrawal Guarantee Benefit were in effect prior to May 4, 2009. If, at the time the Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Automatic Annual Step-Up. (See Lifetime Withdrawal Guarantee Benefit for more information.)
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.95%
Optional Benefit Expense, Footnotes [Text Block]	The charge for the Lifetime Withdrawal Guarantee Benefit is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance. (We take amounts from the Separate Account by canceling Accumulation Units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract or after your rider terminates. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the current charge, but no more than a maximum of 0.95%. Different charges for the optional Lifetime Withdrawal Guarantee Benefit were in effect prior to May 4, 2009. If, at the time the Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Automatic Annual Step-Up. (See Lifetime Withdrawal Guarantee Benefit for more information.)
MetLife Financial Freedom Select B, L and C Class | WaiverWithdrawalChargeforNursingHomeorHospitalConfinementMember
Prospectus:
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
MetLife Financial Freedom Select B, L and C Class | WaiverofWithdrawalChargeforTerminalIllnessMember
Prospectus:
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
MetLife Financial Freedom Select B, L and C Class | TheEquityGeneratorMember
Prospectus:
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
MetLife Financial Freedom Select B, L and C Class | TheRebalancerMember
Prospectus:
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
MetLife Financial Freedom Select B, L and C Class | TheIndexSelectorMember
Prospectus:
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
MetLife Financial Freedom Select B, L and C Class | TheAllocatorMember
Prospectus:
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
MetLife Financial Freedom Select B, L and C Class | SystematicWithdrawalOptionMember
Prospectus:
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
MetLife Financial Freedom Select B, L and C Class | LoansMember
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The fee may be waived for certain groups.
Optional Benefit Expense, Footnotes [Text Block]	The fee may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
Optional Benefit Expense, Footnotes [Text Block]	The fee may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
MetLife Financial Freedom Select B, L and C Class | PremiumTaxMember
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium taxes depend on the state and range from 0- 3.50% of Contract Value (or, if applicable purchase payments).
MetLife Financial Freedom Select B, L and C Class | Standard Death Benefit [Member]
Prospectus:
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Operation of Benefit [Text Block]	Death Benefit — Generally One of the insurance guarantees we provide You under your Deferred Annuity is that your Beneficiaries will be protected during the “pay-in” phase against market downturns. You name your Beneficiary(ies). If You intend to purchase the Deferred Annuity for use with a SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus. The standard death benefit is described below. An additional optional death benefit is described in the “Optional Benefits” section. Check your Contract and riders for the specific provisions applicable to You. The optional death benefit may not be available in your state (check with your registered representative regarding availability). There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you elect, any remaining guarantee will be paid to your Beneficiary. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. Until the Beneficiary (or each Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Balance attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the Divisions and/or Fixed Interest Account until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee. Your Beneficiary has the option to apply the death benefit less any applicable premium and other taxes to a pay-out option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds or under other settlement options that we may make available. Total Control Account The Beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. Assets backing the Total Control Accounts are maintained in our General Account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Calculation Method of Benefit [Text Block]	Standard Death Benefit If You die during the pay-in phase and You have not chosen the optional death benefit, the death benefit the Beneficiary receives will be equal to the greater of: 1.Your Account Balance, less any outstanding loans; or2.Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal, less any outstanding loans (including any applicable Withdrawal Charge).Example Notes to Example: Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn. Account Balances on 10/1/21 and 10/2/21 are assumed to be equal prior to the withdrawal. There are no loans.
MetLife Financial Freedom Select B, L and C Class | CClassMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,740
Surrender Expense, 1 Year, Minimum [Dollars]	3,060
Surrender Expense, 3 Years, Maximum [Dollars]	11,411
Surrender Expense, 3 Years, Minimum [Dollars]	9,388
Surrender Expense, 5 Years, Maximum [Dollars]	19,428
Surrender Expense, 5 Years, Minimum [Dollars]	16,090
Surrender Expense, 10 Years, Maximum [Dollars]	41,097
Surrender Expense, 10 Years, Minimum [Dollars]	34,634
Annuitized Expense, 1 Year, Maximum [Dollars]	3,740
Annuitized Expense, 1 Year, Minimum [Dollars]	3,060
Annuitized Expense, 3 Years, Maximum [Dollars]	11,411
Annuitized Expense, 3 Years, Minimum [Dollars]	9,388
Annuitized Expense, 5 Years, Maximum [Dollars]	19,428
Annuitized Expense, 5 Years, Minimum [Dollars]	16,090
Annuitized Expense, 10 Years, Maximum [Dollars]	41,097
Annuitized Expense, 10 Years, Minimum [Dollars]	34,634
No Surrender Expense, 1 Year, Maximum [Dollars]	3,740
No Surrender Expense, 1 Year, Minimum [Dollars]	3,060
No Surrender Expense, 3 Years, Maximum [Dollars]	11,411
No Surrender Expense, 3 Years, Minimum [Dollars]	9,388
No Surrender Expense, 5 Years, Maximum [Dollars]	19,428
No Surrender Expense, 5 Years, Minimum [Dollars]	16,090
No Surrender Expense, 10 Years, Maximum [Dollars]	41,097
No Surrender Expense, 10 Years, Minimum [Dollars]	34,634
MetLife Financial Freedom Select B, L and C Class | eClassMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	2,790
Surrender Expense, 1 Year, Minimum [Dollars]	2,110
Surrender Expense, 3 Years, Maximum [Dollars]	8,577
Surrender Expense, 3 Years, Minimum [Dollars]	6,514
Surrender Expense, 5 Years, Maximum [Dollars]	14,738
Surrender Expense, 5 Years, Minimum [Dollars]	11,266
Surrender Expense, 10 Years, Maximum [Dollars]	31,945
Surrender Expense, 10 Years, Minimum [Dollars]	24,851
Annuitized Expense, 1 Year, Maximum [Dollars]	2,790
Annuitized Expense, 1 Year, Minimum [Dollars]	2,110
Annuitized Expense, 3 Years, Maximum [Dollars]	8,577
Annuitized Expense, 3 Years, Minimum [Dollars]	6,514
Annuitized Expense, 5 Years, Maximum [Dollars]	14,738
Annuitized Expense, 5 Years, Minimum [Dollars]	11,266
Annuitized Expense, 10 Years, Maximum [Dollars]	31,945
Annuitized Expense, 10 Years, Minimum [Dollars]	24,851
No Surrender Expense, 1 Year, Maximum [Dollars]	2,790
No Surrender Expense, 1 Year, Minimum [Dollars]	2,110
No Surrender Expense, 3 Years, Maximum [Dollars]	8,577
No Surrender Expense, 3 Years, Minimum [Dollars]	6,514
No Surrender Expense, 5 Years, Maximum [Dollars]	14,738
No Surrender Expense, 5 Years, Minimum [Dollars]	11,266
No Surrender Expense, 10 Years, Maximum [Dollars]	31,945
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 24,851
MetLife Financial Freedom Select B, L and C Class | BClassMember
Prospectus:
Deferred Sales Load, Footnotes [Text Block]	Represents the maximum Withdrawal Charges for B Class Deferred Annuities that hypothetically could be assessed in any state in any particular Contract Year. For B Class Deferred Annuities that are actually issued (except Deferred Annuities issued in Connecticut or New York and certain other states) the Withdrawal Charges for the B Class are as follows: during Contract Year 1:9%, Year 2: 9%, Year 3: 9%, Year 4: 9%, Year 5: 8%, Year 6: 7%, Year 7: 6%, Year 8: 5%, Year 9: 4%, Year 10: 3%, Year 11: 2%, Year 12: 1%, Year 13 and Thereafter: 0%. For Deferred Annuities issued in Connecticut and certain other states or for public school employees in certain states, the Withdrawal Charges for the B Class are as follows: Year 1:10%, Year 2: 9%, Year 3: 8%, Year 4: 7%, Year 5: 6%, Year 6: 5%, Year 7: 4%, Year 8: 3%, Year 9: 2%, Year 10: 1%, Year 11 and Thereafter: 0%. Deferred Annuities issued in New York and certain other states, the Withdrawal Charges for the B Class are as follows: during Contract Year 1: 9%; Year 2: 9%; Year 3: 8%; Year 4: 7%; Year 5: 6%; Year 6: 5%; Year 7: 4%; Year 8: 3%; Year 9: 2%; Year 10: 1%; Year 11 and thereafter: 0%.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,440
Surrender Expense, 1 Year, Minimum [Dollars]	11,760
Surrender Expense, 3 Years, Maximum [Dollars]	18,621
Surrender Expense, 3 Years, Minimum [Dollars]	16,586
Surrender Expense, 5 Years, Maximum [Dollars]	25,167
Surrender Expense, 5 Years, Minimum [Dollars]	21,787
Surrender Expense, 10 Years, Maximum [Dollars]	40,999
Surrender Expense, 10 Years, Minimum [Dollars]	34,342
Annuitized Expense, 1 Year, Maximum [Dollars]	3,440
Annuitized Expense, 1 Year, Minimum [Dollars]	2,760
Annuitized Expense, 3 Years, Maximum [Dollars]	10,521
Annuitized Expense, 3 Years, Minimum [Dollars]	8,486
Annuitized Expense, 5 Years, Maximum [Dollars]	17,967
Annuitized Expense, 5 Years, Minimum [Dollars]	14,587
Annuitized Expense, 10 Years, Maximum [Dollars]	38,299
Annuitized Expense, 10 Years, Minimum [Dollars]	31,642
No Surrender Expense, 1 Year, Maximum [Dollars]	3,440
No Surrender Expense, 1 Year, Minimum [Dollars]	2,760
No Surrender Expense, 3 Years, Maximum [Dollars]	10,521
No Surrender Expense, 3 Years, Minimum [Dollars]	8,486
No Surrender Expense, 5 Years, Maximum [Dollars]	17,967
No Surrender Expense, 5 Years, Minimum [Dollars]	14,587
No Surrender Expense, 10 Years, Maximum [Dollars]	38,299
No Surrender Expense, 10 Years, Minimum [Dollars]	31,642
MetLife Financial Freedom Select B, L and C Class | LClassMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	12,590
Surrender Expense, 1 Year, Minimum [Dollars]	11,910
Surrender Expense, 3 Years, Maximum [Dollars]	17,267
Surrender Expense, 3 Years, Minimum [Dollars]	15,238
Surrender Expense, 5 Years, Maximum [Dollars]	23,200
Surrender Expense, 5 Years, Minimum [Dollars]	19,841
Surrender Expense, 10 Years, Maximum [Dollars]	39,709
Surrender Expense, 10 Years, Minimum [Dollars]	33,149
Annuitized Expense, 1 Year, Maximum [Dollars]	3,590
Annuitized Expense, 1 Year, Minimum [Dollars]	2,910
Annuitized Expense, 3 Years, Maximum [Dollars]	10,967
Annuitized Expense, 3 Years, Minimum [Dollars]	8,938
Annuitized Expense, 5 Years, Maximum [Dollars]	18,700
Annuitized Expense, 5 Years, Minimum [Dollars]	15,341
Annuitized Expense, 10 Years, Maximum [Dollars]	39,709
Annuitized Expense, 10 Years, Minimum [Dollars]	33,149
No Surrender Expense, 1 Year, Maximum [Dollars]	3,590
No Surrender Expense, 1 Year, Minimum [Dollars]	2,910
No Surrender Expense, 3 Years, Maximum [Dollars]	10,967
No Surrender Expense, 3 Years, Minimum [Dollars]	8,938
No Surrender Expense, 5 Years, Maximum [Dollars]	18,700
No Surrender Expense, 5 Years, Minimum [Dollars]	15,341
No Surrender Expense, 10 Years, Maximum [Dollars]	39,709
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 33,149